Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 93.7%
AUSTRALIA — 2.7%
426,932 29Metals Ltd.(a) ............... $ 78,146
1,917,819 Aeris Resources Ltd.(a) ........... 546,056
976,614 AIC Mines Ltd.(a) .............. 500,502
408,138 AMP Ltd. .................... 614,974
429,189 Ampol Ltd. ................... 12,109,210
40,887 Ansell Ltd. ................... 939,002
233,223 Appen Ltd.(a) ................. 195,107
46,380 ARB Corp. Ltd. ................ 642,097
112,380 Aspen Group Ltd. REIT ......... 400,926
15,400 ASX Ltd. ..................... 594,035
3,449,732 Aurelia Metals Ltd.(a) ........... 763,880
2,730,351 Aurizon Holdings Ltd. ........... 8,029,313
47,942 Australian Clinical Labs Ltd.(b) .... 80,208
415,308 Bega Cheese Ltd. ............... 1,772,582
432,402 Bendigo & Adelaide Bank Ltd. ..... 3,476,241
256,790 Brambles Ltd. ................. 3,525,137
514,093 Bravura Solutions Ltd. ........... 918,031
50,900 Breville Group Ltd. ............. 1,170,198
13,676 Calix Ltd.(a) .................. 3,404
186,854 Capricorn Metals Ltd. ........... 1,656,359
20,504 Cedar Woods Properties Ltd. ...... 100,843
709,881 Challenger Ltd. ................ 4,878,264
410,376 Charter Hall Social Infrastructure
REIT ................... 742,312
64,844 Coast Entertainment Holdings Ltd.(a) 23,652
26,067 Codan Ltd. ................... 732,139
30,244 Cogstate Ltd. ................. 53,224
279,886 Collins Foods Ltd. .............. 1,612,381
74,670 Computershare Ltd. ............ 2,145,500
282,043 Cromwell Property Group REIT ... 85,401
57,343 Cuscal Ltd. ................... 202,648
1,605,379 Downer EDI Ltd. .............. 8,733,901
4,556 Dragon Mining Ltd.(a)(b) ........ 2,809
3,457 Duratec Ltd. .................. 5,155
3,027,673 Dyno Nobel Ltd. ............... 8,014,000
64,283 Eureka Group Holdings Ltd. REIT . 33,677
325,800 Evolution Mining Ltd. ........... 2,583,375
81,004 Fleetwood Ltd. ................ 134,368
130,930 GenusPlus Group Ltd.(b) ........ 804,414
23,065 Global Lithium Resources Ltd.(a) ... 8,408
724,777 GPT Group (The) REIT ......... 2,610,561
6,681 GR Engineering Services Ltd. ...... 26,689
369,640 Grange Resources Ltd.(a) ......... 36,294
377,700 Harvey Norman Holdings Ltd. .... 1,300,837
1,770,421 Healius Ltd.(a) ................ 465,134
169,427 HealthCo REIT(a) ............. 88,647
926,847 Helia Group Ltd. ............... 3,260,019
585,055 Hillgrove Resources Ltd.(a) ....... 23,113
62,230 HUB24 Ltd. .................. 3,705,534
420,411 Imdex Ltd. ................... 1,086,040
317,639 Insurance Australia Group Ltd. .... 1,892,554
49,781 IPD Group Ltd. ............... 168,980
Shares Value
AUSTRALIA (continued)
11,300 JB Hi-Fi Ltd. .................. $ 650,056
138,658 Jupiter Mines Ltd. .............. 25,816
1,194,912 Karoon Energy Ltd. ............. 1,481,219
300,355 Kelsian Group Ltd. ............. 934,524
38,142 Kogan.com Ltd. ............... 114,697
1,684,344 Macmahon Holdings Ltd. ........ 1,091,744
61,572 Mader Group Ltd. .............. 298,182
187,600 Magellan Financial Group Ltd. ..... 1,255,619
60,339 Mayne Pharma Group Ltd.(a) ..... 113,050
1,254,550 Medibank Pvt Ltd. ............. 4,547,420
3,522,134 Metals X Ltd.(a) ............... 3,894,736
737,603 MGX Resources Ltd.(a) .......... 168,637
348,318 Mineral Resources Ltd.(a) ........ 14,156,362
127,401 Monadelphous Group Ltd. ....... 2,608,417
753,272 Nanosonics Ltd.(a) ............. 1,662,599
446,214 New Hope Corp. Ltd. ........... 1,634,185
83,711 nib holdings Ltd. ............... 440,490
108,100 Nick Scali Ltd. ................ 1,199,104
295,358 NRW Holdings Ltd. ............ 1,446,945
911,860 Nufarm Ltd.(a) ................ 1,917,039
158,819 Nuix Ltd.(a) .................. 142,753
960,764 Orica Ltd. .................... 15,694,683
117,655 Orora Ltd. ................... 120,103
19,787 Peet Ltd. ..................... 24,702
1,317,545 Perenti Ltd. ................... 1,955,074
5,079,813 Perseus Mining Ltd. ............. 17,389,592
1,519 Playside Studios Ltd.(a) .......... 117
134,180 QBE Insurance Group Ltd. ....... 2,327,320
7,926 REA Group Ltd. ............... 895,119
9,534 Redox Ltd. ................... 24,548
956,808 Regis Healthcare Ltd. ............ 4,185,126
964,605 Regis Resources Ltd. ............ 4,133,530
7,237,103 Resolute Mining Ltd.(a) .......... 4,735,192
239,141 Sandfire Resources Ltd.(a) ........ 3,165,600
27,347 Servcorp Ltd. ................. 124,093
946,872 Service Stream Ltd. ............. 1,618,415
7,952 Shape Australia Pty Ltd. .......... 35,461
237,573 Sims Ltd. .................... 4,243,434
18,430 SKS Technologies Group Ltd. ..... 93,934
44,360 SmartGroup Corp. Ltd. .......... 399,467
24,694 Solvar Ltd. ................... 27,145
6,376,463 South32 Ltd. .................. 20,328,826
93,335 Southern Cross Electrical Engineering
Ltd. ..................... 284,095
350,005 SRG Global Ltd. ............... 823,608
832 St. Barbara Ltd.(a) .............. 266
135,274 Stanmore Resources Ltd. ......... 219,087
196,995 Starpharma Holdings Ltd.(a) ...... 103,726
129,912 Suncorp Group Ltd. ............ 1,747,934
4,883,443 Tabcorp Holdings Ltd. ........... 3,059,888
28,708 Tasmea Ltd.(b) ................ 168,900
83,100 Technology One Ltd. ............ 1,812,463
744,955 TPG Telecom Ltd. .............. 1,870,266

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
AUSTRALIA (continued)
1,474,217 Ventia Services Group Pty Ltd. ..... $ 6,012,324
364,966 Virgin Australia Holdings Ltd.(a) ... 710,995
1,470,164 Viva Energy Group Ltd.(b)(c) ..... 2,955,886
106,444 Vysarn Ltd.(a) ................. 85,087
206,036 Wagners Holding Co. Ltd. ........ 585,526
212,311 WEB Travel Group Ltd.(a) ........ 507,316
1,737,428 West African Resources Ltd.(a) ..... 3,462,550
2,937,928 Whitehaven Coal Ltd. ........... 14,509,102
1,240,876 Wildcat Resources Ltd.(a) ........ 291,722
545,734 Yancoal Australia Ltd. ........... 2,150,363
246,242,460
AUSTRIA — 0.9%
78,537 ams-OSRAM AG(a) ............ 1,560,334
164,515 ANDRITZ AG ................ 15,496,948
11,500 BAWAG Group AG(b)(c) ........ 2,332,149
2,295 DO & CO AG ................ 535,895
157,003 Erste Group Bank AG ........... 20,523,932
353 EVN AG ..................... 11,960
6,235 FACC AG .................... 119,482
151,385 OMV AG .................... 11,070,061
17,471 Palfinger AG .................. 590,660
13,950 Porr AG ..................... 605,856
22,722 Raiffeisen Bank International AG ... 1,560,061
326 Rosenbauer International AG(a) .... 23,916
143,959 UNIQA Insurance Group AG ..... 2,996,016
42,785 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 3,506,217
454,305 voestalpine AG ................ 23,664,849
84,598,336
BAHAMAS — 0.2%
687,114 OneSpaWorld Holdings Ltd. ...... 17,700,057
BELGIUM — 0.5%
8,583 Ackermans & van Haaren NV ..... 2,663,805
18,900 Ageas SA NV ................. 1,564,110
2,523 Ascencio REIT ................ 152,467
164,473 Barco NV .................... 1,490,223
179,077 Bekaert SA ................... 8,229,778
14,722 Care Property Invest NV REIT .... 213,996
2,946 Cie d'Entreprises CFE ........... 40,346
21,015 Deme Group NV .............. 4,009,246
2,748 EVS 87,478
72,779 Fagron ...................... 1,943,978
9,250 Groupe Bruxelles Lambert NV ..... 834,321
83 Jensen-Group NV .............. 8,117
11,900 KBC Ancora .................. 1,215,906
4,595 Materialise NV - ADR(a) ......... 29,178
22,777 Retail Estates NV REIT .......... 1,731,675
2,970 Shurgard Self Storage Ltd. REIT ... 86,779
3,092 Sipef NV ..................... 322,879
13,913 Solvay SA .................... 426,426
25,521 Tessenderlo Group SA ........... 628,452
Shares Value
BELGIUM (continued)
611,878 Umicore SA .................. $ 15,272,402
34,223 Warehouses De Pauw CVA REIT ... 880,728
1,722 Wereldhave Belgium Comm VA REIT 105,791
41,938,081
BERMUDA — 0.6%
138,850 Essent Group Ltd. .............. 9,158,546
9,973 Everest Group Ltd. ............. 3,731,398
255,524 FLEX LNG Ltd. ............... 7,974,904
284,710 Gates Industrial Corp. Ltd.(a) ..... 7,966,186
251,576 SiriusPoint Ltd.(a) .............. 5,949,772
156,696 Viking Holdings Ltd.(a) .......... 16,351,228
51,132,034
BRAZIL — 0.3%
2,129,884 B3 SA - Brasil Bolsa Balcao ....... 6,609,210
738,178 Hapvida Participacoes e Investimentos
SA(a)(b)(c) ............... 1,645,524
3,873,358 Metalurgica Gerdau SA - Preference
Shares ................... 8,351,657
897,435 Pagseguro Digital Ltd. - Class A .... 8,651,273
528,100 StoneCo Ltd. - Class A .......... 6,007,138
31,264,802
CANADA — 1.4%
21,166 AGF Management Ltd. - Class B ... 341,229
9,314 Agnico Eagle Mines Ltd. ......... 1,352,150
143,000 Air Canada(a) ................. 2,587,944
68,478 Altius Minerals Corp. ........... 2,832,713
17,800 Altus Group Ltd. ............... 594,497
8,100 Atco Ltd. - Class I .............. 461,148
68,200 Bausch Health Cos., Inc.(a) ....... 469,472
2,692 Bonterra Energy Corp.(a) ......... 10,907
51,300 Canaccord Genuity Group, Inc. .... 526,961
43,700 Canada Goose Holdings, Inc.(a) .... 390,599
3,100 Canada Packers, Inc. ............ 42,171
22,500 Canadian Apartment Properties REIT 556,301
310,140 Canadian Solar, Inc.(a) .......... 4,676,911
11,400 Canadian Tire Corp. Ltd. - Class A . 1,663,830
3,589 Cascades, Inc. ................. 34,486
42,485 CCL Industries, Inc. - Class B ..... 2,816,978
190,307 Centerra Gold, Inc. ............. 3,271,676
10,900 Chemtrade Logistics Income Fund -
Units .................... 127,206
144,861 Choice Properties Real Estate
Investment Trust REIT ...... 1,649,236
65,100 Crombie Real Estate Investment Trust
REIT ................... 811,283
11,900 Descartes Systems Group, Inc. (The)(a) 893,699
260,153 Dollarama, Inc. ................ 35,439,896
108,200 DPM Metals, Inc. .............. 3,803,614
116,300 Dream Industrial Real Estate
Investment Trust REIT ...... 1,193,820

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
CANADA (continued)
1,900 Dream Office Real Estate Investment
Trust REIT ............... $ 24,857
8,234 DREAM Unlimited Corp. - Class A . 116,299
25,760 Evertz Technologies Ltd. ......... 294,930
15,915 Exco Technologies Ltd. .......... 94,910
12,100 Extendicare, Inc. ............... 306,244
51,400 Finning International, Inc. ........ 3,406,256
63,455 FirstService Corp. .............. 8,940,175
3,850 FirstService Corp. .............. 542,326
32,600 Fortuna Mining Corp.(a) ......... 274,641
1,900 Frontera Energy Corp. ........... 12,117
13,400 Granite Real Estate Investment Trust
REIT ................... 919,652
3 Hammond Power Solutions, Inc. ... 536
800 Hemisphere Energy Corp. ........ 1,461
7,400 iA Financial Corp, Inc. .......... 1,094,124
21,200 IGM Financial, Inc. ............. 1,318,110
13,500 INPLAY OIL Corp. ............. 146,282
12,100 Journey Energy, Inc.(a) .......... 38,841
1,500 K-Bro Linen, Inc. .............. 50,719
155,200 Kinross Gold Corp. ............. 3,578,175
246,614 Knight Therapeutics, Inc.(a) ....... 1,731,057
121,360 Labrador Iron Ore Royalty Corp. ... 2,315,783
16,100 Linamar Corp. ................ 1,187,416
22,000 Lundin Gold, Inc. .............. 1,231,787
1 LunR Royalties Corp.(a) ......... 7
7,800 Mako Mining Corp.(a) .......... 55,084
36,800 Maple Leaf Foods, Inc. .......... 750,779
208,653 Martinrea International, Inc. ...... 1,516,691
16,700 Methanex Corp. ............... 928,128
845 Morguard Corp. REIT ........... 67,511
101,459 Mullen Group Ltd. ............. 1,992,486
23,600 Neo Performance Materials, Inc. ... 555,552
33,702 North West Co., Inc. (The) ....... 1,222,489
8,600 Obsidian Energy Ltd.(a) ......... 92,328
102,700 OceanaGold Corp. ............. 2,476,199
52,200 Open Text Corp. ............... 1,323,385
55,100 OR Royalties, Inc. .............. 1,637,455
115,590 Pason Systems, Inc. ............. 1,022,446
3,200 PHX Energy Services Corp. ....... 24,288
43,300 Power Corp. of Canada .......... 2,959,047
42,149 Quebecor, Inc. - Class B ......... 1,950,427
75,126 RioCan Real Estate Investment Trust
REIT ................... 1,188,640
44,200 Russel Metals, Inc. .............. 2,120,692
36,500 SmartCentres Real Estate Investment
Trust REIT ............... 769,394
19,649 Stella-Jones, Inc. ............... 1,084,034
5,279 Strathcona Resources Ltd. ........ 160,119
3,597 Surge Energy, Inc. .............. 26,557
25,124 TFI International, Inc. ........... 3,394,254
113,500 Thor Explorations Ltd. .......... 80,155
18,265 TMX Group Ltd. .............. 667,617
Shares Value
CANADA (continued)
8,100 Torex Gold Resources, Inc. ....... $ 311,727
1,686 Total Energy Services, Inc. ........ 28,420
14,103 Tourmaline Oil Corp. ........... 622,832
68,300 TransAlta Corp. ................ 855,547
154,866 Transcontinental, Inc. - Class A .... 589,924
18,200 True North Commercial Real Estate
Investment Trust REIT ...... 111,003
62,100 Vermilion Energy, Inc. ........... 738,901
29,269 Wajax Corp. .................. 677,518
15,978 Westshore Terminals Investment Corp. 457,052
216,633 Whitecap Resources, Inc. ......... 2,555,987
16,600 WSP Global, Inc. .............. 2,028,093
131,218,193
CHINA — 5.6%
178,900 Autohome, Inc. - ADR .......... 4,154,058
9,807,890 BAIC Foton Motor Co. Ltd. - A
Shares(a) ................. 4,573,034
52,014 Baidu, Inc. - ADR(a) ............ 5,779,276
12,254,030 Baiyin Nonferrous Group Co. Ltd. - A
Shares(a) ................. 9,036,685
2,851,957 Baowu Magnesium Technology Co.
Ltd. - A Shares(a) ........... 4,909,914
503,430 Bestechnic Shanghai Co. Ltd. - A
Shares ................... 9,215,046
4,225,169 BOE HC SemiTek Corp. - A Shares(a) 6,473,416
355,600 Changchun High-Tech Industry
Group Co. Ltd. - A Shares .... 4,266,609
1,133,460 China National Medicines Corp. Ltd. -
A Shares ................. 4,749,952
6,793,810 China Nonferrous Metal Industry's
Foreign Engineering and
Construction Co. Ltd. - A Shares 6,014,909
6,243,000 China Railway Group Ltd. - H Shares 2,874,235
6,812,644 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,634,682
4,616,046 China Tower Corp. Ltd. - H Shares(b)
(c) ...................... 5,900,778
3,425,671 CITIC Metal Co. Ltd. - A Shares ... 6,028,456
953,000 CNGR Advanced Material Co. Ltd. -
A Shares ................. 5,740,034
268,743 Daqo New Energy Corp. - ADR(a) . 3,270,602
3,584,000 FAW Jiefang Group Co. Ltd. - A
Shares ................... 3,446,703
2,485,122 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 9,562,617
569,219 Full Truck Alliance Co. Ltd. - ADR . 5,401,888
6,270,500 Greentown China Holdings Ltd.(a) . 5,693,086
2,776,516 Guangdong Fenghua Advanced
Technology Holding Co. Ltd. - A
Shares ................... 20,184,378
4,287,000 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 5,566,854

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
CHINA (continued)
1,062,917 Hangzhou Lion Microelectronics Co.
Ltd. - A Shares(a) ........... $ 5,815,999
1,663,392 Hangzhou Oxygen Plant Group Co.
Ltd. - A Shares ............. 5,668,044
1,256,644 Han's Laser Technology Industry
Group Co. Ltd. - A Shares .... 15,737,224
3,651,000 Henan Mingtai Al Industrial Co. Ltd. -
A Shares ................. 9,114,390
3,599,651 JA Solar Technology Co. Ltd. - A
Shares(a) ................. 4,001,286
1,168,463 JCET Group Co. Ltd. - A Shares ... 11,334,285
4,265,000 JD Logistics, Inc.(a)(b)(c) ........ 8,178,328
368,940 JD.com, Inc. - ADR ............ 12,178,709
1,607,010 Jiangsu Jiejie Microelectronics Co. Ltd.
- A Shares ................ 5,530,029
1,858,000 Lens Technology Co. Ltd. - A Shares 8,658,118
1,957,290 Lizhong Sitong Light Alloys Group
Co. Ltd. - A Shares ......... 5,502,530
5,975,064 Longfor Group Holdings Ltd.(b)(c) . 5,229,080
3,766,205 Ming Yang Smart Energy Group Ltd. -
A Shares ................. 6,206,220
2,732,676 MLS Co. Ltd. - A Shares(a) ....... 4,121,088
2,593,800 MLS Co. Ltd. - A Shares(a) ....... 3,911,652
7,443,100 ORG Technology Co. Ltd. - A Shares 5,444,948
3,471,200 Oriental Pearl Group Co. Ltd. - A
Shares ................... 4,227,005
3,880,919 Pharmaron Beijing Co. Ltd. - H
Shares(b)(c) ............... 11,358,579
4,821,720 Qingdao Gaoce Technology Co. Ltd. -
A Shares(a) ............... 5,750,748
779,435 Raytron Technology Co. Ltd. - A
Shares ................... 16,299,348
2,906,787 Risen Energy Co. Ltd. - A Shares(a) . 4,077,527
3,285,200 Riyue Heavy Industry Co. Ltd. - A
Shares ................... 4,963,892
11,725,300 Rizhao Port Co. Ltd. - A Shares .... 4,826,534
2,379,400 Sany Heavy Industry Co. Ltd. - A
Shares ................... 7,240,952
12,362,350 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 8,650,254
8,588,200 Shanghai Baosteel Packaging Co. Ltd. -
A Shares ................. 5,759,271
2,231,300 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 6,339,322
281,151 Shanghai United Imaging Healthcare
Co. Ltd. - A Shares ......... 4,810,480
10,166,800 Shanxi Taigang Stainless Steel Co. Ltd.
- A Shares ................ 5,464,853
2,179,234 Shenzhen Click Technology Co. Ltd. -
A Shares ................. 4,365,326
3,427,900 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 4,968,558
Shares Value
CHINA (continued)
5,452,118 Shuangliang Eco-Energy Systems Co.
Ltd. - A Shares(a) ........... $ 3,292,459
1,409,565 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 9,083,971
839,748 Silergy Corp. .................. 10,459,479
7,317,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 5,066,763
1,686,400 Sinopharm Group Co. Ltd. - H Shares 3,739,753
1,194,937 Southchip Semiconductor Technology
Shanghai Co. Ltd. - A Shares .. 6,012,500
495,800 StarPower Semiconductor Ltd. - A
Shares ................... 5,891,369
2,455,840 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,860,884
8,017,228 Tianjin Port Co. Ltd. - A Shares .... 5,259,233
3,228,633 Tianshan Aluminum Group Co. Ltd. -
A Shares ................. 6,318,891
2,706,800 Tianshui Huatian Technology Co. Ltd.
- A Shares ................ 6,200,557
9,903,400 Tinergy Chemical Co. Ltd. - A Shares 6,799,378
1,986,437 Triangle Tyre Co. Ltd. - A Shares ... 3,900,029
2,602,698 Trina Solar Co. Ltd. - A Shares(a) ... 5,233,842
1 VOYAH Automobile Technology Co.
Ltd. - H Shares(a) .......... 0
494,441 Weibo Corp. - ADR ............ 4,029,694
2,010,223 Wingtech Technology Co. Ltd. - A
Shares(a) ................. 4,938,768
2,840,848 Wuxi Taiji Industry Ltd. Co. - A
Shares ................... 7,217,441
15,607,954 Xinyi Solar Holdings Ltd. ........ 4,381,400
11,644,135 Xinyu Iron & Steel Co. Ltd. - A Shares 5,117,756
1,875,474 Xuji Electric Co. Ltd. - A Shares .... 6,333,724
2,444,183 Yangling Metron New Material, Inc. -
A Shares ................. 5,715,390
494,437 Yangzhou Yangjie Electronic
Technology Co. Ltd. - A Shares 6,123,439
359,800 Yangzijiang Shipbuilding Holdings
Ltd. ..................... 1,098,295
2,759,700 Yifan Pharmaceutical Co. Ltd. - A
Shares ................... 4,193,459
3,892,900 Yunnan Copper Co. Ltd. - A Shares . 9,135,398
1,197,974 Zhejiang Huayou Cobalt Co. Ltd. - A
Shares ................... 7,084,102
9,138,557 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 8,827,022
338,947 ZTO Express Cayman, Inc. ....... 8,111,407
519,638,194
DENMARK — 0.9%
74,837 ALK-Abello A/S ............... 2,559,605
267,500 Alm Brand A/S ................ 703,496
314,757 Bavarian Nordic A/S(a) .......... 8,628,064
15,250 Chemometec A/S .............. 1,017,827

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
DENMARK (continued)
15,416 D/S Norden A/S ............... $ 802,759
65,700 Danske Bank A/S .............. 3,781,015
17,500 Demant A/S(a) ................ 757,468
30,424 H Lundbeck A/S ............... 194,648
76,151 H Lundbeck A/S - Class A ........ 423,205
16,400 Invisio AB .................... 358,331
585,816 ISS A/S ...................... 25,964,148
85,642 Jyske Bank A/S ................ 13,593,554
15,500 Netcompany Group A/S(a)(b)(c) ... 773,571
7,963 Pandora A/S .................. 997,196
20,677 Per Aarsleff Holding A/S ......... 2,303,034
256,246 ROCKWOOL A/S - Class B ...... 8,187,323
3,342 Royal Unibrew A/S ............. 250,704
6,676 Schouw & Co. A/S ............. 638,693
3,981 SJF Bank A/S ................. 257,110
1,544 UIE Plc ...................... 86,842
315,283 Vestas Wind Systems A/S ......... 8,486,619
91,891 Zealand Pharma A/S(a) .......... 4,319,732
85,084,944
FINLAND — 0.4%
309 Aspo Oyj .................... 2,241
23,500 Elisa Oyj ..................... 947,727
217,405 Finnair Oyj ................... 1,207,417
1,865 GRK Infra Oyj ................ 46,498
70,206 Hiab Oyj - Class B ............. 4,771,011
10,258 Huhtamaki Oyj ................ 365,832
59,497 Kalmar Oyj - Class B ............ 2,645,759
33,400 Kemira Oyj ................... 655,571
30,400 Kesko Oyj - Class B ............. 757,487
386,692 Konecranes Oyj ................ 12,063,154
22,725 Nokian Renkaat Oyj ............ 399,914
10,082 Olvi Oyj - Class A .............. 385,130
56,821 Oriola Oyj - Class B ............ 58,738
64,697 Orion Oyj - Class B ............. 6,048,341
56,938 Puuilo Oyj ................... 1,123,888
34,539 Raisio Oyj - Class V ............. 102,677
5,797 Sanoma Oyj .................. 59,192
29,800 Tieto Oyj .................... 637,847
10,162 Vaisala Oyj - Class A ............ 644,412
38,900 Valmet Oyj ................... 1,172,946
81,061 Wartsila Oyj Abp ............... 2,748,966
36,844,748
FRANCE — 2.2%
757 74SOFTWARE SA(a) ........... 33,191
23,900 Accor SA ..................... 1,242,944
32,843 Alten SA ..................... 2,856,135
14,835 Amundi SA(b)(c) ............... 1,621,015
5,596 ARGAN SA REIT .............. 490,076
94,600 BNP Paribas SA ............... 12,020,702
45,000 Bouygues SA .................. 2,534,842
60,600 Bureau Veritas SA .............. 1,938,597
Shares Value
FRANCE (continued)
4,975 Caisse Regionale de Credit Agricole
Mutuel Brie Picardie ........ $ 208,019
112 Caisse Regionale de Credit Agricole
Mutuel de Normandie-Seine .. 20,907
9,957 Caisse Regionale de Credit Agricole
Mutuel Nord de France ...... 340,445
52,800 Capgemini SE ................. 6,275,847
232,562 Carmila SA REIT .............. 4,541,233
406,799 Carrefour SA .................. 7,465,569
27,397 Cie des Alpes .................. 645,487
85,187 Coface SA .................... 1,554,835
13,772 Covivio SA REIT .............. 840,741
2,000 Dassault Aviation SA ............ 690,900
144,033 Derichebourg SA ............... 1,550,664
147,083 Edenred SE ................... 4,842,677
89,124 Eiffage SA .................... 12,667,158
535 Electricite de Strasbourg SA ....... 100,815
10,216 Elior Group SA(b)(c) ............ 25,027
15,674 Elis SA ...................... 449,591
107,659 Etablissements Maurel et Prom SA .. 1,012,692
52,094 Euroapi SA(a) ................. 58,935
18,600 FDJ UNITED ................ 470,617
393,438 Forvia SE(a) .................. 4,064,592
6,380 Gaztransport Et Technigaz SA ..... 1,442,003
753 GL Events SACA ............... 27,403
157,470 Havas NV .................... 3,371,864
1,525 ID Logistics Group SACA(a) ...... 635,251
8,206 Ipsen SA ..................... 1,585,609
97,844 IPSOS SA .................... 4,042,401
497,051 JCDecaux SE ................. 13,021,311
41,199 Klepierre SA REIT ............. 1,871,302
4,853 Lagardere SA .................. 100,638
5,278 LISI SA ...................... 387,641
943,673 Louis Hachette Group ........... 1,917,622
7,791 Manitou BF SA ................ 198,923
22,204 Mercialys SA REIT ............. 307,792
5,198 Mersen SA ................... 223,908
13,636 North Atlantic Energies .......... 1,050,069
228,029 Opmobility ................... 3,386,194
731,365 Orange SA ................... 13,970,302
52,940 Pluxee NV ................... 869,115
11,640 Publicis Groupe SA ............. 1,242,344
243,629 Rubis SCA ................... 9,418,111
65,441 SCOR SE .................... 2,588,922
14,170 SEB SA ...................... 954,410
56,856 SMCP SA(a)(b)(c) .............. 437,945
39,552 Societe BIC SA ................ 3,101,104
206,514 Societe Generale SA ............. 19,411,626
2,021 Societe LDC SADIR ............ 266,549
19,367 Sopra Steria Group ............. 4,110,880
40,727 SPIE SA ..................... 2,190,329
166,468 Technip Energies NV ............ 5,757,584
107,173 Ubisoft Entertainment SA(a) ...... 709,022

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
FRANCE (continued)
810,053 Valeo SE ..................... $ 14,015,458
18,240 Vallourec SACA ................ 439,786
4,304 Vetoquinol SA ................. 362,414
94,895 Vicat SACA ................... 7,183,877
3,737 VIEL & Cie SA ................ 81,700
77,198 Vinci SA ..................... 10,899,807
202,145,469
GERMANY — 1.8%
74,831 AIXTRON SE ................ 3,156,462
571 Alzchem Group AG ............. 101,767
5,202 Atoss Software SE .............. 506,782
111,573 Aumovio SE(a) ................ 5,151,647
165 Aurubis AG ................... 34,720
8,732 Basler AG .................... 252,423
10,111 Bilfinger SE ................... 966,976
111,956 Brenntag SE .................. 7,894,746
352,942 CECONOMY AG(a) ........... 1,628,444
517 Cewe Stiftung & Co. KGAA ...... 57,261
372,421 Commerzbank AG ............. 16,242,772
144,179 Continental AG ............... 11,990,399
11,350 CTS Eventim AG & Co. KGaA .... 765,794
194,912 Deutsche Post AG .............. 13,020,472
78,064 Deutz AG .................... 890,719
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 1,183,276
136,130 Duerr AG .................... 2,810,788
38,839 Eckert & Ziegler SE ............ 611,091
94 Einhell Germany AG - Preference
Shares ................... 7,657
6,672 Elmos Semiconductor SE ......... 1,127,457
155,772 EuroEyes International Eye Clinic Ltd. 49,881
33,216 Freenet AG ................... 933,405
229,628 Fresenius SE & Co. KGaA ........ 11,802,249
192,103 FUCHS SE - Preference Shares .... 8,904,135
4,489 GFT Technologies SE ........... 118,450
16,100 Heidelberg Materials AG ......... 2,997,257
185,274 HUGO BOSS AG ............. 8,136,118
49,632 Indus Holding AG .............. 1,819,587
208,388 Infineon Technologies AG ........ 14,954,671
16,737 Koenig & Bauer AG(a) .......... 176,955
23,048 Krones AG ................... 2,970,332
531 KSB SE & Co. KGaA - Preference
Shares ................... 510,761
17,117 KWS Saat SE & Co. KGaA ....... 1,416,440
583 MBB SE ..................... 129,827
132,074 Nordex SE(a) ................. 5,901,023
1,935 Pfisterer Holding SE ............ 170,102
68,099 Puma SE(a) ................... 2,172,349
1,075 Rational AG .................. 836,949
11,281 SAF-Holland SE ............... 282,014
83,844 Salzgitter AG .................. 5,023,164
49,227 Scout24 SE(b)(c) ............... 4,220,411
Shares Value
GERMANY (continued)
40,385 SMA Solar Technology AG(a) ..... $ 2,477,872
1,104 STO SE & Co. KGaA - Preference
Shares ................... 123,696
24,600 Stroeer SE & Co. KGaA ......... 1,126,058
8,572 SUSS MicroTec SE ............. 742,069
933,178 thyssenkrupp AG ............... 13,095,178
87,500 TUI AG ..................... 762,063
80,429 Wacker Chemie AG(a) ........... 8,237,880
9,789 Wacker Neuson SE ............. 247,266
890 Washtec AG .................. 40,033
2,998 Westwing Group SE(a) .......... 46,208
168,826,056
HONG KONG — 0.9%
985,103 Bank of East Asia Ltd. (The) ...... 2,092,637
66,035 Build King Holdings Ltd. ........ 12,369
3,680,554 C&D International Investment Group
Ltd. ..................... 7,209,995
320,000 Cafe de Coral Holdings Ltd. ...... 226,569
41,902,036 China Jinmao Holdings Group Ltd. . 7,368,638
4,263,000 China Overseas Land & Investment
Ltd. ..................... 7,332,271
822,452 Chow Sang Sang Holdings
International Ltd. .......... 1,220,040
1,412,162 Chow Tai Fook Jewellery Group Ltd. 2,224,101
1,489,000 CITIC Telecom International
Holdings Ltd. ............. 527,873
138,900 CK Asset Holdings Ltd. .......... 846,043
98,800 CK Hutchison Holdings Ltd. ...... 925,685
908,000 Crystal International Group Ltd.(b)(c) 748,592
647,987 Dah Sing Banking Group Ltd. ..... 1,245,053
176,000 Dah Sing Financial Holdings Ltd. .. 1,118,093
1,474,400 DFI Retail Group Holdings Ltd. ... 5,829,402
710,000 Emperor Watch & Jewellery Ltd. ... 24,797
165,000 Great Eagle Holdings Ltd. ........ 333,975
746,000 Hang Lung Group Ltd. .......... 1,313,034
787,300 Hong Kong & China Gas Co. Ltd. .. 704,820
103,000 Hong Kong Technology Venture Co.
Ltd.(a) ................... 13,913
2,961,000 Hutchison Port Holdings Trust - U
Shares- Units .............. 571,834
762,567 Hysan Development Co. Ltd. ..... 1,813,326
431,247 International Housewares Retail Co.
Ltd. ..................... 37,851
427,000 Intron Technology Holdings Ltd. ... 75,335
205,918 Jacobson Pharma Corp. Ltd.(b) .... 28,042
1,108,112 Johnson Electric Holdings Ltd. .... 2,628,670
5,870,556 JS Global Lifestyle Co. Ltd.(a)(b)(c) . 1,052,642
1,168,777 Kerry Properties Ltd. ............ 2,916,220
503,531 KLN Logistics Group Ltd. ........ 384,398
19,733 Langham Hospitality Investments and
Langham Hospitality Investments
Ltd. Units ................ 1,206

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
HONG KONG (continued)
122,000 LH GROUP Ltd.(a)(b) .......... $ 4,128
1,117,374 Luk Fook Holdings International Ltd. 3,502,592
730,196 Man Wah Holdings Ltd. ......... 293,253
280,000 Midland Holdings Ltd. .......... 80,603
211,000 Modern Dental Group Ltd. ....... 206,919
8,061,130 Nine Dragons Paper Holdings Ltd.(a) 7,768,310
3,814,402 Pacific Basin Shipping Ltd. ....... 1,593,796
285,666 PAX Global Technology Ltd. ...... 143,639
788,208 PC Partner Group Ltd.(d) ........ 560,823
4,778,308 PCCW Ltd. .................. 3,581,517
52,000 Pico Far East Holdings Ltd. ....... 14,916
248,000 Plover Bay Technologies Ltd.(b) .... 263,595
1,269,477 Shun Tak Holdings Ltd.(a) ........ 82,471
1,310,326 Singamas Container Holdings Ltd. .. 75,250
463,399 SITC International Holdings Co. Ltd. 2,336,364
414,955 SmarTone Telecommunications
Holdings Ltd. ............. 259,494
200,000 SOCAM Development Ltd.(a) ..... 7,748
323,000 Sun Hung Kai & Co. Ltd. ........ 169,693
1,098,612 Tai Hing Group Holdings Ltd.(b) .. 165,247
549,000 Texhong International Group Ltd.(a) 459,604
1,774,000 Truly International Holdings Ltd. ... 191,996
280,600 VTech Holdings Ltd. ............ 1,849,909
123,676 Wai Kee Holdings Ltd.(a) ........ 14,463
150,100 Wharf Real Estate Investment Co. Ltd. 507,636
6,111,000 Xinyi Glass Holdings Ltd. ........ 7,256,497
891,696 Yue Yuen Industrial Holdings Ltd. .. 1,613,804
83,831,691
INDIA — 0.3%
470,663 Aurobindo Pharma Ltd. .......... 7,791,028
4,269,512 Bank of India ................. 6,168,567
198,760 Lupin Ltd. ................... 5,030,716
5,058,820 Steel Authority of India Ltd. ...... 8,968,176
27,958,487
INDONESIA — 0.1%
31,932,000 Perusahaan Gas Negara Persero Tbk
PT ..................... 2,660,759
10,058,889 Semen Indonesia Persero Tbk PT ... 816,334
39,557,357 Telkom Indonesia Persero Tbk PT .. 5,775,010
9,252,103
IRELAND — 0.3%
937,097 AIB Group Plc ................ 11,145,487
155,135 Alkermes Plc(a) ................ 7,600,064
58,097 Amarin Corp. Plc - ADR(a) ....... 828,457
57,000 Grafton Group Plc - Units ........ 745,838
186,616 Irish Residential Properties REIT Plc 233,771
19,088 Jazz Pharmaceuticals Plc(a) ........ 4,826,592
25,380,209
ISRAEL — 1.5%
61,959 Allot Ltd.(a) .................. 471,508
Shares Value
ISRAEL (continued)
1,817 Analyst IMS Investment Management
Services Ltd. .............. $ 85,740
3,220 Ashdod Refinery Ltd.(a) .......... 123,844
118,960 B Communications Ltd.(a)(d) ..... 0
124,040 Bank Hapoalim BM ............ 3,011,438
215,598 Bank Leumi Le-Israel BM ........ 5,094,219
2,141,594 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 5,131,326
50,627 Brainsway Ltd.(a) .............. 811,335
17,115 Camtek Ltd.(a) ................ 2,366,615
201,754 Cellcom Israel Ltd. ............. 2,176,903
28,054 Cognyte Software Ltd.(a) ......... 250,803
2,298 Danel Adir Yeoshua Ltd. ......... 323,180
56,800 Delek Group Ltd. .............. 1,499,538
348,189 El Al Israel Airlines ............. 1,546,126
55,100 FIBI Holdings Ltd. ............. 5,408,061
409,080 First International Bank of Israel Ltd.
(The) .................... 31,590,656
24,804 Fiverr International Ltd.(a) ........ 221,500
1,965 FMS Enterprises Migun Ltd. ...... 124,537
31,735 Formula Systems 1985 Ltd. ....... 3,346,587
208,000 Generation Capital Ltd. .......... 191,627
115,351 Global-e Online Ltd.(a) .......... 4,534,448
37,700 Harel Insurance Investments &
Financial Services Ltd. ....... 2,161,251
406 IBI Investment House Ltd. ....... 63,149
5,938 IBI 21,535
196,400 ICL Group Ltd. ................ 1,003,617
341,415 Inmode Ltd.(a) ................ 5,169,023
84,200 Israel Discount Bank Ltd. - Class A . 878,753
12,084 Ituran Location and Control Ltd. ... 666,553
6,062 Libra Insurance Co. Ltd. ......... 42,863
400 M Yochananof & Sons Ltd. ....... 45,760
165,369 Max Stock Ltd. ................ 1,885,872
441 Menora Mivtachim Holdings Ltd. .. 68,961
228,456 Migdal Insurance & Financial
Holdings Ltd.(a) ........... 1,297,683
23,050 Mizrahi Tefahot Bank Ltd. ........ 1,715,338
54,870 Monday.com Ltd.(a) ............ 4,781,920
337 Naphtha Israel Petroleum Corp. Ltd. 2,676
83,268 Nexxen International Ltd.(a) ...... 855,995
36,952 Nice Ltd. - ADR(a) ............. 3,650,488
12,040 Nova Ltd.(a) .................. 4,784,352
1,065,042 Oil Refineries Ltd. .............. 679,381
189,540 Partner Communications Co. Ltd. .. 2,330,788
26,617 Perion Network Ltd.(a) .......... 253,926
295,941 Plus500 Ltd. .................. 15,543,451
4 Qualitau Ltd. ................. 656
21,250 RADCOM Ltd.(a) ............. 217,600
11,873 Radware Ltd.(a) ................ 310,954
14,909 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 1,677,204
82,851 Reit 1 Ltd. ................... 586,404

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
ISRAEL (continued)
105,496 Riskified Ltd. - Class A(a) ........ $ 547,524
290,146 Sella Capital Real Estate Ltd. REIT . 836,642
13,107 SofWave Medical Ltd.(a) ......... 174,784
4,211 Strauss Group Ltd. ............. 159,477
135,573 Tel Aviv Stock Exchange Ltd. ...... 5,221,867
36,826 Tower Semiconductor Ltd.(a) ...... 8,067,338
127,605 Wix.com Ltd.(a) ............... 7,022,103
25,189 ZIM Integrated Shipping Services Ltd. 634,511
141,670,390
ITALY — 1.5%
1,446,150 A2A SpA ..................... 3,777,609
22,768 Aquafil SpA(a) ................. 36,105
60,739 Ascopiave SpA ................. 188,953
117,769 Avio SpA(b) .................. 3,961,658
39,856 Azimut Holding SpA ............ 1,692,892
59,704 Banca Generali SpA ............. 4,510,466
194,489 Banca IFIS SpA ................ 3,311,699
67,979 Banco di Desio e della Brianza SpA . 1,322,921
166,260 BPER Banca SpA ............... 2,701,595
20,642 Buzzi SpA .................... 979,161
2,500 Caltagirone SpA ............... 29,032
24,063 Carel Industries SpA(b)(c) ........ 751,400
2,524 Cembre SpA .................. 238,149
381 Comer Industries SpA ........... 22,105
185,482 Credito Emiliano SpA ........... 4,078,673
60,914 Danieli & C Officine Meccaniche SpA 3,131,880
3,504 Danieli & C Officine Meccaniche SpA 263,120
219,784 De' Longhi SpA ............... 10,316,514
7,980 DiaSorin SpA ................. 660,626
2,099 Digital Bros SpA(a) ............. 30,984
27,966 El.En. SpA ................... 500,935
659,391 Enav SpA(b)(c) ................ 3,850,869
448,929 Eni SpA ..................... 12,487,718
31,400 ERG SpA .................... 797,085
36,232 Fiera Milano SpA .............. 352,706
1,849 Gefran SpA ................... 23,293
1,488,631 Hera SpA .................... 6,498,180
142,429 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ 688,139
40,700 Interpump Group SpA ........... 1,638,467
93,863 Iren SpA ..................... 272,972
94,300 Italgas SpA ................... 972,454
147,626 Lottomatica Group SpA .......... 3,990,947
9,841 LU-VE SpA ................... 647,335
914,903 Maire SpA .................... 13,672,668
180,700 MFE-MediaForEurope NV - Class A 549,194
447,519 Moncler SpA .................. 25,454,334
5,046 Orsero SpA ................... 93,834
109,510 OVS SpA(b)(c) ................ 791,643
3,614 Pharmanutra SpA .............. 346,992
1,334 Philogen SpA(b)(c) ............. 36,615
510,900 Piaggio & C SpA ............... 1,145,908
Shares Value
ITALY (continued)
173,100 Pirelli & C SpA(b)(c) ............ $ 1,318,611
121,300 Poste Italiane SpA .............. 3,669,636
53,664 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 57,452
1,267,750 Safilo Group SpA(a) ............. 2,419,777
49,909 Salvatore Ferragamo SpA(a) ....... 586,598
7,269 Sanlorenzo SpA ................ 318,406
3,729 Sesa SpA ..................... 398,306
409 Somec SpA(a) ................. 10,764
76,113 Technogym SpA(b)(c) ........... 1,190,824
1,236,253 Tesmec SpA(a) ................. 477,242
267,200 Unipol Assicurazioni SpA ......... 8,360,555
135,626,001
JAPAN — 12.2%
388,400 77 Bank Ltd. (The) ............. 8,415,253
4,500 A&A Material Corp. ............ 42,615
5,100 A&D HOLON Holdings Co. Ltd. .. 94,796
3,300 AB&Company Co. Ltd. ......... 28,263
223,934 ABC-Mart, Inc. ................ 3,831,687
4,400 Abist Co. Ltd. ................. 95,780
15,400 Access Co. Ltd.(a) .............. 33,046
5,800 Achilles Corp. ................. 46,797
63,040 ADEKA Corp. ................ 1,538,631
7,900 Advanced Media, Inc. ........... 54,223
17,200 Adways, Inc. .................. 34,044
150,700 AEON Financial Service Co. Ltd. ... 1,481,704
1,369 AEON REIT Investment Corp. .... 1,046,440
21,300 Aichi Financial Group, Inc. ....... 229,600
36,700 Aida Engineering Ltd. ........... 272,875
9,600 Aidma Holdings, Inc. ........... 56,777
8,500 Ain Holdings, Inc. .............. 313,780
6,700 Aiphone Co. Ltd. .............. 118,225
4,300 Airport Facilities Co. Ltd. ........ 25,269
19,900 Airtrip Corp. .................. 110,815
15,400 Aisan Industry Co. Ltd. .......... 229,793
52,900 Aisin Corp. ................... 729,317
48,200 Akatsuki, Inc. ................. 920,536
1,400 Akita Bank Ltd. (The) ........... 63,171
429,100 Alfresa Holdings Corp. .......... 6,224,102
9,782 Alpha Systems, Inc. ............. 201,500
518,100 Alps Alpine Co. Ltd. ............ 7,096,911
342,500 ALSOK Co. Ltd. ............... 2,517,551
36,900 Altech Corp. .................. 190,705
63,100 Amada Co. Ltd. ................ 1,082,554
35,800 Amano Corp. ................. 867,215
7,300 Amiyaki Tei Co. Ltd. ............ 62,246
14,800 Amvis Holdings, Inc. ............ 35,422
32,300 ANA Holdings, Inc. ............ 630,876
34,100 and ST HD Co. Ltd. ............ 723,479
16,026 Anest Iwata Corp. .............. 180,154
845,645 Anritsu Corp. ................. 18,481,751
2,900 AOI Electronics Co. Ltd. ......... 42,230

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
98,100 Aozora Bank Ltd. .............. $ 1,861,517
16,300 Appier Group, Inc. ............. 97,633
7,700 Arata Corp. ................... 126,031
58,920 ARE Holdings, Inc. ............. 1,133,755
4,100 Argo Graphics, Inc. ............. 34,993
30,200 Artiza Networks, Inc. ............ 113,653
4,200 Artner Co. Ltd. ................ 25,056
87,940 As One Corp. ................. 1,325,081
46,300 Asahi Co. Ltd. ................. 394,900
49,900 Asahi Group Holdings Ltd. ....... 520,766
243,400 Asahi Intecc Co. Ltd. ............ 5,491,382
58,120 Asics Corp. ................... 1,713,636
418,773 Astellas Pharma, Inc. ............ 5,751,766
76,300 Atrae, Inc. .................... 411,449
34,200 Aucnet, Inc. .................. 284,945
1,300 Aval Data Corp. ............... 25,192
41,196 Avant Group Corp. ............. 327,140
10,300 Avex, Inc. .................... 85,304
23,900 Awa Bank Ltd. (The) ............ 1,233,947
11,200 Axell Corp. ................... 76,738
72,800 Axial Retailing, Inc. ............. 578,891
302,400 Azbil Corp. ................... 3,131,358
38,700 Bandai Namco Holdings, Inc. ..... 1,121,109
35,200 Bando Chemical Industries Ltd. .... 531,044
71,700 Bank of Iwate Ltd. (The) ......... 958,883
26,500 Bank of Nagoya Ltd. (The) ........ 1,069,474
18,200 Bank of Saga Ltd. (The) .......... 633,043
16,200 Bank of the Ryukyus Ltd. ........ 295,992
27,300 BASE, Inc. ................... 51,942
2,200 Bell-Park Co. Ltd. .............. 39,785
41,100 Belluna Co. Ltd. ............... 276,198
398,300 BIPROGY, Inc. ................ 12,222,800
26,000 Blue Zones Holdings Co. Ltd. ..... 291,837
82,100 BML, Inc. .................... 1,841,431
374,000 Brother Industries Ltd. ........... 9,313,797
48,400 Buffalo, Inc. .................. 830,729
260,600 Bunka Shutter Co. Ltd. .......... 3,097,738
6,600 Business Brain Showa-Ota, Inc. .... 42,754
1,700 Canare Electric Co. Ltd. ......... 18,830
27,500 Capcom Co. Ltd. .............. 690,810
4,300 Career Design Center Co. Ltd. ..... 78,495
4,300 Careerlink Co. Ltd. ............. 63,612
529,800 Casio Computer Co. Ltd. ........ 5,821,678
33,100 CCI Group, Inc. ............... 227,383
30,200 Central Automotive Products Ltd. .. 387,953
69,900 Central Glass Co. Ltd. ........... 1,729,531
28,452 Central Security Patrols Co. Ltd. ... 497,277
4,800 Ceres, Inc. .................... 63,412
49,600 Chugin Financial Group, Inc. ..... 1,022,027
169,000 Citizen Watch Co. Ltd. .......... 2,237,284
392 Cleanup Corp. ................ 2,277
155,500 COLOPL, Inc. ................ 381,739
1,626 Comforia Residential REIT, Inc. ... 1,042,156
Shares Value
JAPAN (continued)
204,500 Computer Engineering & Consulting
Ltd. ..................... $ 2,862,290
198,900 COMSYS Holdings Corp. ........ 6,528,593
1,200 Cosmo Energy Holdings Co. Ltd. .. 29,862
20,680 Cosmos Pharmaceutical Corp. ..... 834,127
189,820 Credit Saison Co. Ltd. ........... 5,377,075
49,600 Creek & River Co. Ltd. .......... 448,597
61,100 Cresco Ltd. ................... 618,720
19,400 CTS Co. Ltd. ................. 102,376
66,200 Curves Holdings Co. Ltd. ........ 397,377
905,500 CyberAgent, Inc. ............... 8,272,926
43,000 Dai Nippon Printing Co. Ltd. ..... 779,686
70,900 Daicel Corp. .................. 639,739
75,000 Daido Steel Co. Ltd. ............ 1,054,169
26,100 Daifuku Co. Ltd. ............... 961,425
12,600 Daihatsu Infinearth Mfg Co. Ltd. ... 215,293
5,900 Dai-Ichi Cutter Kogyo KK ........ 51,511
2,200 Daiichi Jitsugyo Co. Ltd. ......... 43,661
771,794 Daiichi Life Group, Inc. .......... 9,305,805
51,100 Daiken Medical Co. Ltd. ......... 136,312
64,812 Daikin Industries Ltd. ........... 9,388,334
3,800 Daikoku Denki Co. Ltd. ......... 58,658
67,400 Daishi Hokuetsu Financial Group, Inc. 968,194
88,620 Daito Pharmaceutical Co. Ltd. ..... 694,419
30,250 Daito Trust Construction Co. Ltd. .. 638,519
1,370 Daiwa House REIT Investment Corp. 1,060,728
854,551 Daiwa Securities Group, Inc. ...... 9,559,560
58,200 Denka Co. Ltd. ................ 1,232,904
1,600 Densan Co. Ltd. ............... 25,976
159,900 Dentsu Group, Inc.(a) ........... 3,547,984
157,060 Dentsu Soken, Inc. ............. 2,661,636
68,000 DIC Corp. ................... 1,869,998
23,300 Digital Arts, Inc. ............... 595,070
44,400 dip Corp. .................... 519,119
53,000 DMG Mori Co. Ltd. ............ 1,212,635
117,700 Doshisha Co. Ltd. .............. 2,197,464
2,600 Doutor Nichires Holdings Co. Ltd. . 52,160
32,180 Dowa Holdings Co. Ltd. ......... 1,641,861
91,200 DTS Corp. ................... 663,271
5,800 EDION Corp. ................ 88,143
2,700 eGuarantee, Inc. ............... 31,075
24,400 Ehime Bank Ltd. (The) .......... 421,596
21,300 Eizo Corp. ................... 384,538
21,100 Elan Corp. ................... 101,559
137,500 Elecom Co. Ltd. ............... 1,599,930
36,900 Electric Power Development Co. Ltd. 872,920
109,100 en, Inc. ...................... 877,465
2,900 Endo Lighting Corp. ............ 47,022
120,000 ENEOS Holdings, Inc. .......... 991,024
1,100 Enomoto Co. Ltd. .............. 16,026
4,300 eSOL Co. Ltd. ................ 19,129
176,380 EXEO Group, Inc. ............. 2,880,087
7,200 FALCO HOLDINGS Co. Ltd. .... 119,713

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
12,843 Ferrotec Corp. ................. $ 647,791
2,400 FIDEA Holdings Co. Ltd. ........ 32,266
77,180 Financial Partners Group Co. Ltd. .. 828,658
5,000 FINDEX, Inc. ................. 26,376
27,100 First Bank of Toyama Ltd. (The) .... 489,209
46,800 Food & Life Cos. Ltd. ........... 1,633,950
10,300 Foster Electric Co. Ltd. .......... 182,328
89,600 Fuji Corp. .................... 4,003,000
7,400 Fuji Seal International, Inc. ....... 139,411
346,500 FUJIFILM Holdings Corp. ....... 8,156,487
5,000 Fujikura Kasei Co. Ltd. .......... 26,907
71,700 Fujimi, Inc. ................... 1,678,338
3,030 Fujisash Co. Ltd. ............... 14,159
2,900 FuKoKu Co. Ltd. .............. 34,044
7,200 Fukuda Denshi Co. Ltd. ......... 511,208
77,153 Fukui Computer Holdings, Inc. .... 1,549,448
59,100 Fukuoka Financial Group, Inc. ..... 2,701,477
10,800 Fukuyama Transporting Co. Ltd. ... 402,535
141,600 FULLCAST Holdings Co. Ltd. .... 1,533,323
11,000 Furuno Electric Co. Ltd. ......... 495,262
22,300 Furyu Corp. .................. 193,316
82,200 Fuso Chemical Co. Ltd. .......... 1,881,606
131,860 Future Corp. .................. 2,031,385
17,820 Fuyo General Lease Co. Ltd. ...... 505,890
68,400 Gakken Holdings Co. Ltd. ........ 435,800
17,900 Gakujo Co. Ltd. ............... 182,159
7,951 Gecoss Corp. .................. 86,601
5,300 Geo Holdings Corp. ............ 69,203
8,300 Giftee Group, Inc. .............. 54,579
11,600 GLOBERIDE, Inc. ............. 185,058
212,700 Glory Ltd. .................... 6,046,734
5,300 GMO GlobalSign Holdings KK .... 75,718
4,400 GREE Holdings, Inc. ........... 11,094
8,100 Greens Co. Ltd. ................ 111,775
3,700 G-Tekt Corp. ................. 49,845
370,980 GungHo Online Entertainment, Inc. 5,649,736
24,200 H.U. Group Holdings, Inc. ....... 517,175
268,700 Hachijuni Nagano Bank Ltd. ...... 4,175,069
290,000 Hakuhodo DY Holdings, Inc. ..... 2,366,817
284,700 Hamamatsu Photonics KK ........ 4,053,299
358,800 Hanwa Co. Ltd. ............... 3,810,837
54,400 Happinet Corp. ................ 1,126,096
39,100 Heiwa Corp. .................. 523,695
750 Heiwa Real Estate REIT, Inc. ...... 632,033
28,200 Hennge KK ................... 230,837
2,000 Higashi Holdings Co. Ltd. ........ 24,360
2,900 Hioki EE Corp. ................ 200,782
185,100 Hirogin Holdings, Inc. .......... 2,533,329
12,300 Hirose Electric Co. Ltd. .......... 2,072,658
16,400 HIS Co. Ltd. .................. 105,404
83,700 Hitachi Construction Machinery Co.
Ltd. ..................... 2,789,746
8,011 Hito Communications Holdings, Inc. 44,582
Shares Value
JAPAN (continued)
8,253 Hokkaido Gas Co. Ltd. .......... $ 39,725
102,400 Hokuhoku Financial Group, Inc. ... 4,737,924
160,799 Horiba Ltd. ................... 25,237,625
15,400 Hoshizaki Corp. ............... 549,218
7,600 Hosiden Corp. ................ 134,946
11,500 Hosokawa Micron Corp. ......... 360,773
65,900 Hyakugo Bank Ltd. (The) ........ 823,802
195,200 Hyakujushi Bank Ltd. (The) ....... 3,439,391
68,700 IBJ, Inc. ..................... 355,026
2,100 Ichiken Co. Ltd. ............... 34,582
32,300 Ichikoh Industries Ltd. .......... 106,653
210,545 Idemitsu Kosan Co. Ltd. ......... 1,723,633
4,400 Inabata & Co. Ltd. ............. 108,815
576,677 Inpex Corp. ................... 13,291,636
72,200 Insource Co. Ltd. .............. 342,257
125,400 Internet Initiative Japan, Inc. ...... 2,752,774
17,000 ISB Corp. .................... 251,493
10,600 Iseki & Co. Ltd. ............... 121,864
85,518 Isuzu Motors Ltd. .............. 1,275,890
11,500 ITmedia, Inc. .................. 85,222
5,400 Ito En Ltd. ................... 101,031
47,400 Itoki Corp. ................... 868,414
62,300 Iwatani Corp. ................. 793,016
660,007 Iyogin Holdings, Inc. ............ 14,849,817
152,600 Izumi Co. Ltd. ................ 958,242
98,900 J Trust Co. Ltd. ................ 503,677
457,400 JAC Recruitment Co. Ltd. ........ 2,708,505
43,500 JAFCO Group Co. Ltd. .......... 610,407
552,282 Japan Airlines Co. Ltd. .......... 10,186,595
21,600 Japan Airport Terminal Co. Ltd. .... 764,113
204,280 Japan Aviation Electronics Industry
Ltd. ..................... 3,014,176
4,900 Japan Cash Machine Co. Ltd. ..... 34,636
1,386 Japan Excellent, Inc. REIT ........ 1,253,100
229,800 Japan Lifeline Co. Ltd. ........... 2,263,043
1,075 Japan Logistics Fund, Inc. REIT ... 666,609
510,300 Japan Material Co. Ltd. .......... 7,017,769
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 97,527
1,919 Japan Metropolitan Fund Invest REIT 1,417,502
129,600 Japan Post Insurance Co. Ltd. ..... 1,427,040
45,014 Japan System Techniques Co. Ltd. .. 528,175
130,464 JBCC Holdings, Inc. ............ 1,323,256
138,600 Jeol Ltd. ..................... 7,036,288
113,580 JFE Holdings, Inc. .............. 1,288,692
706,400 JGC Holdings Corp. ............ 9,879,831
1,700 JIG-SAW, Inc.(a) ............... 25,893
3,200 JK Holdings Co. Ltd. ........... 27,716
6,900 Joshin Corp. .................. 170,250
4,100 JTEKT Corp. ................. 56,142
13,900 Juki Corp. .................... 45,025
172,800 Juroku Financial Group, Inc. ...... 2,536,210
67,720 Justsystems Corp. .............. 1,718,214

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
281,000 JVCKenwood Corp. ............ $ 1,975,088
260,511 Kaga Electronics Co. Ltd. ........ 7,566,006
33,780 Kajima Corp. ................. 1,128,733
1,300 Kakaku.com, Inc. .............. 30,198
12,600 Kamei Corp. .................. 305,334
52,400 Kamigumi Co. Ltd. ............. 1,701,654
3,216 Kanaden Corp. ................ 49,207
100,600 Kanadevia Corp. ............... 740,030
216,100 Kanamoto Co. Ltd. ............. 7,040,285
79,900 Kaneka Corp. ................. 2,842,549
9,500 Kanematsu Corp. .............. 124,005
1,200 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 26,141
42,600 Kawasaki Kisen Kaisha Ltd. ....... 759,082
1,646 KDX Realty Investment Corp. REIT 1,608,725
28,400 Keihan Holdings Co. Ltd. ........ 582,056
4,900 KEIWA, Inc. .................. 37,750
49,000 Keiyo Bank Ltd. (The) ........... 802,603
11,800 Kenko Mayonnaise Co. Ltd. ...... 151,082
2,340 Kewpie Corp. ................. 66,872
64,000 Kikkoman Corp. ............... 659,134
18,800 Kimura Unity Co. Ltd. .......... 109,152
35,640 Kinden Corp. ................. 1,568,460
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,460,554
2,062 Kitagawa Corp. ................ 21,179
1,800 Kita-Nippon Bank Ltd. (The) ...... 74,464
15,750 Kitz Corp. .................... 213,829
8,400 Kiyo Bank Ltd. (The) ............ 244,302
45,500 KNT-CT Holdings Co. Ltd. ...... 545,399
13,000 Koa Corp. .................... 178,376
10,560 Kobayashi Pharmaceutical Co. Ltd. . 370,724
48,500 Kobe Bussan Co. Ltd. ........... 847,958
74,760 Kobe Steel Ltd. ................ 967,643
89,460 Koei Tecmo Holdings Co. Ltd. ..... 905,729
142,300 Koito Manufacturing Co. Ltd. ..... 2,378,264
136,600 Kokuyo Co. Ltd. ............... 777,751
308,421 Komatsu Ltd. ................. 13,382,468
8,100 Komeri Co. Ltd. ............... 195,986
100,700 Komori Corp. ................. 1,169,447
1,060,000 Konica Minolta, Inc. ............ 3,872,843
10,000 Konoike Transport Co. Ltd. ....... 187,006
5,500 Kose Holdings Corp. ............ 195,748
68,200 Koshidaka Holdings Co. Ltd. ...... 448,534
139,840 K's Holdings Corp. ............. 1,656,456
3,100 Kuraray Co. Ltd. ............... 35,555
20,360 Kurita Water Industries Ltd. ....... 1,094,092
2,900 Kyodo Printing Co. Ltd. ......... 29,693
4,600 Kyokuto Boeki Kaisha Ltd. ....... 51,005
43,700 Kyorin Pharmaceutical Co. Ltd. .... 312,653
158,700 Kyoto Financial Group, Inc. ....... 4,374,404
62,260 Kyowa Kirin Co. Ltd. ........... 999,431
162,600 Kyushu Financial Group, Inc. ..... 1,494,588
25,400 Kyushu Railway Co. ............ 573,170
Shares Value
JAPAN (continued)
33,500 Life Corp. .................... $ 542,517
203,400 LIFULL Co. Ltd. .............. 258,097
245,600 Lintec Corp. .................. 9,415,150
82,700 Lion Corp. ................... 886,554
6,200 LITALICO, Inc. ............... 61,955
1,500 Look Holdings, Inc. ............. 24,408
1,300 M&A Capital Partners Co. Ltd. .... 31,530
106,080 Mabuchi Motor Co. Ltd. ......... 1,098,860
264,032 Makita Corp. ................. 8,504,577
20,100 Mani, Inc. .................... 189,491
15,800 MarkLines Co. Ltd. ............. 133,055
11,700 Maruzen CHI Holdings Co. Ltd. ... 26,704
210,700 Marvelous, Inc. ................ 616,766
6,400 Matching Service Japan Co. Ltd. ... 39,756
43,700 MatsukiyoCocokara & Co. ....... 697,329
2,100 Matsuoka Corp. ............... 32,330
277,300 Max Co. Ltd. ................. 3,179,014
41,700 Maxell Ltd. ................... 536,122
2,737,920 Mazda Motor Corp. ............ 19,961,053
945,200 Mebuki Financial Group, Inc. ..... 8,758,213
6,800 MEC Co. Ltd. ................. 352,941
17,700 Media Do Co. Ltd. ............. 143,286
172,100 Medipal Holdings Corp. ......... 3,098,920
10,900 Megmilk Snow Brand Co. Ltd. .... 256,950
73,300 Meidensha Corp. ............... 4,321,708
1,900 Meiji Electric Industries Co. Ltd. ... 26,077
323,480 MEITEC Group Holdings, Inc. .... 6,771,139
98,000 Menicon Co. Ltd. .............. 1,065,184
28,400 Micronics Japan Co. Ltd. ......... 2,315,810
55,380 Milbon Co. Ltd. ............... 965,870
305,542 MINEBEA MITSUMI, Inc. ...... 6,958,453
137,480 Mirait one Corp. ............... 3,036,917
224,800 MISUMI Group, Inc. ........... 5,348,210
19,506 Mito Securities Co. Ltd. .......... 99,189
121,000 Mitsubishi Chemical Group Corp. .. 890,421
42,900 Mitsubishi Estate Co. Ltd. ........ 1,041,491
284,700 Mitsubishi Logistics Corp. ........ 2,854,556
32,700 Mitsubishi Research Institute, Inc. .. 986,053
1,185 Mitsui Fudosan Accommodations
Fund, Inc. REIT ........... 912,983
2,610 Mitsui Fudosan Retail Fund
Investment Corp. REIT ...... 1,342,951
36,960 Mitsui Kinzoku Co. Ltd. ......... 6,958,576
134,709 Mitsui OSK Lines Ltd. .......... 4,976,413
82,680 Miura Co. Ltd. ................ 1,657,767
135,300 Mixi, Inc. .................... 2,461,762
18,500 Miyazaki Bank Ltd. (The) ........ 268,910
270,711 Mizuno Corp. ................. 6,242,823
5,972 Mochida Pharmaceutical Co. Ltd. .. 116,494
35,500 MonotaRO Co. Ltd. ............ 447,982
2,700 Morinaga & Co. Ltd. ............ 44,749
14,300 Moriroku Co. Ltd. .............. 224,464
8,100 Movin Strategic Career Co. Ltd.(a) .. 174,263

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
20,900 Muninova Holdings, Inc. ......... $ 58,274
9,500 m-up Holdings, Inc. ............ 47,274
48,000 Musashino Bank Ltd. (The) ....... 765,908
53,600 Nabtesco Corp. ................ 1,540,623
307,400 Nagase & Co. Ltd. ............. 2,168,174
2,100 Nakamoto Packs Co. Ltd. ........ 24,950
82,260 Nakanishi, Inc. ................ 1,563,249
91,900 Nanto Bank Ltd. (The) .......... 981,335
3,400 Nanyo Corp. .................. 41,506
25,300 NGK Corp. .................. 865,624
56,900 NHK Spring Co. Ltd. ........... 1,261,448
71,600 Nichicon Corp. ................ 1,272,391
1,400 Nichiden Corp. ................ 27,034
5,100 Nichiha Corp. ................. 98,123
20,300 Nihon Falcom Corp. ............ 343,258
385,300 Nihon Kohden Corp. ........... 3,836,264
39,800 Nihon M&A Center Holdings, Inc. . 158,924
238,300 Nikon Corp. .................. 2,831,564
1,890 Nippon Building Fund, Inc. REIT .. 1,594,228
7,800 Nippon Carbide Industries Co., Inc. 154,966
600 Nippon Chemi-Con Corp. ....... 11,438
198,100 Nippon Express Holdings, Inc. ..... 6,537,927
651,934 Nippon Kayaku Co. Ltd. ......... 7,834,374
59,400 Nippon Light Metal Holdings Co.
Ltd. ..................... 999,234
4,953 Nippon Prologis REIT, Inc. ....... 2,814,821
141,800 Nippon Shinyaku Co. Ltd. ........ 3,016,186
31,760 Nippon Yusen KK .............. 1,219,505
232,160 Nipro Corp. .................. 2,368,399
64,800 Nishimatsuya Chain Co. Ltd. ...... 811,481
69,800 Nishi-Nippon Financial Holdings, Inc. 1,844,663
26,500 Nishio Holdings Co. Ltd. ........ 710,865
20,600 Nissan Chemical Corp. .......... 957,542
8,800 Nissan Tokyo Sales Holdings Co. Ltd. 29,969
5,100 Nissha Co. Ltd. ................ 42,011
3,900 Nisshin Seifun Group, Inc. ....... 49,371
375,500 Nisshinbo Holdings, Inc. ......... 5,045,003
10,400 Nisso Holdings Co. Ltd. ......... 40,558
51,600 Nitto Denko Corp. ............. 1,089,607
108,600 Nitto Kogyo Corp. ............. 2,929,275
32,200 Nittoc Construction Co. Ltd. ...... 229,932
92,020 NOF Corp. ................... 1,598,885
174,140 Nomura Holdings, Inc. .......... 1,684,717
675 Nomura Real Estate Master Fund, Inc.
REIT ................... 645,599
26,100 Nomura Research Institute Ltd. .... 772,131
5,700 Noritake Co. Ltd. .............. 119,694
62,900 Noritz Corp. .................. 935,833
325,200 North Pacific Bank Ltd. .......... 2,331,516
21,300 NS Tool Co. Ltd. ............... 128,152
257,142 NSD Co. Ltd. ................. 4,594,009
469,600 NSK Ltd. .................... 3,344,936
85,900 NTN Corp. .................. 207,676
Shares Value
JAPAN (continued)
726 NTT UD REIT Investment Corp. .. $ 625,014
51,000 OBIC Business Consultants Co. Ltd. 2,588,239
21,300 Obic Co. Ltd. ................. 610,960
36,900 Ogaki Kyoritsu Bank Ltd. (The) .... 1,642,261
46,000 Oita Bank Ltd. (The) ............ 731,687
150,400 Oji Holdings Corp. ............. 827,019
175,400 Okamura Corp. ................ 2,560,522
65,500 Oki Electric Industry Co. Ltd. ..... 1,106,373
2,700 Okinawa Cellular Telephone Co. ... 65,470
7,200 Okinawa Financial Group, Inc. .... 327,811
46,000 OKUMA Corp. ................ 1,404,932
46,500 Olympus Corp. ................ 531,466
383,500 Omron Corp. ................. 12,824,026
2,300 One Career, Inc. ............... 30,520
1,102,100 Ono Pharmaceutical Co. Ltd. ...... 16,470,878
54,000 Onward Holdings Co. Ltd. ....... 258,019
11,200 Open Up Group, Inc. ........... 141,348
20,400 Optim Corp.(a) ................ 52,433
30,500 Optorun Co. Ltd. .............. 558,224
14,340 Oracle Corp. Japan ............. 805,673
1,598 Orix JREIT, Inc. REIT .......... 1,034,065
6,500 Oro Co. Ltd. .................. 90,003
5,100 Osaka Organic Chemical Industry Ltd. 142,352
24,700 Osaki Electric Co. Ltd. .......... 228,626
106,640 OSG Corp. ................... 2,432,951
307,900 PAL GROUP Holdings Co. Ltd. ... 2,905,480
210,700 Pan Pacific International Holdings
Corp. ................... 1,195,680
4,600 PAPYLESS Co. Ltd. ............ 27,845
1,587,400 Persol Holdings Co. Ltd. ......... 2,635,441
1,600 PIA Corp. .................... 28,477
35,400 Pigeon Corp. .................. 448,678
85,700 Pilot Corp. ................... 973,426
59,800 Pole To Win Holdings, Inc. ....... 124,520
2,500 Poppins Corp. ................. 23,126
7,700 PR Times, Corp. ............... 100,865
1,000 Premium Water Holdings, Inc. ..... 23,151
203,828 Prestige International, Inc. ........ 906,202
3,300 Procrea Holdings, Inc. ........... 82,113
34,900 Pronexus, Inc. ................. 259,410
16,900 Qol Holdings Co. Ltd. .......... 221,713
26,000 Raito Kogyo Co. Ltd. ........... 612,559
90,900 Relo Group, Inc. ............... 1,146,876
491,900 Resorttrust, Inc. ................ 5,517,196
658,700 Ricoh Co. Ltd. ................ 6,463,812
2,300 Riken Keiki Co. Ltd. ............ 49,700
95,800 Riken Technos Corp. ............ 1,318,149
24,500 Riken Vitamin Co. Ltd. .......... 493,226
274,520 Rinnai Corp. .................. 6,138,904
12,100 Rion Co. Ltd. ................. 250,254
8,700 Riso Kagaku Corp. ............. 56,942
170,900 Rohto Pharmaceutical Co. Ltd. .... 2,559,435
52,600 Ryohin Keikaku Co. Ltd. ......... 1,379,713

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
6,000 Sakai Heavy Industries Ltd. ....... $ 81,623
85,946 Sakata Seed Corp. .............. 2,318,194
22,700 San ju San Financial Group, Inc. ... 268,475
44,500 Sangetsu Corp. ................ 862,077
30,400 San-In Godo Bank Ltd. (The) ..... 440,593
5,500 Sanko Metal Industrial Co. Ltd. .... 43,772
462,834 Sankyo Co. Ltd. ............... 5,371,098
6,000 Sankyo Tateyama, Inc. ........... 24,477
31,140 Sankyu, Inc. .................. 1,842,018
369,500 Sansan, Inc. ................... 4,696,112
56,500 Sansha Electric Manufacturing Co.
Ltd. ..................... 390,373
1,842,207 Santen Pharmaceutical Co. Ltd. .... 21,749,477
281,440 Sanwa Holdings Corp. ........... 6,032,969
6,500 Sanyo Trading Co. Ltd. .......... 35,157
113,800 Sato Corp. .................... 1,738,709
69,800 Sawai Group Holdings Co. Ltd. .... 720,984
208,992 SCREEN Holdings Co. Ltd. ...... 15,942,881
31,900 Scroll Corp. ................... 339,889
18,000 Secom Co. Ltd. ................ 775,369
36,900 Sega Sammy Holdings, Inc. ....... 637,453
101,800 Seikagaku Corp. ............... 475,101
283,900 Seiko Epson Corp. .............. 5,200,212
94,700 Seiko Group Corp. ............. 4,630,179
16,500 Sekisui Chemical Co. Ltd. ........ 274,617
28,200 Sekisui House Ltd. ............. 617,362
2,267 Sekisui House Reit, Inc. .......... 1,078,189
32,000 Sekisui Kasei Co. Ltd. ........... 105,381
1,000 SEMITEC Corp. ............... 12,446
123,200 Senshu Ikeda Holdings, Inc. ....... 722,239
19,200 SERAKU Co. Ltd. .............. 160,011
38,800 Seria Co. Ltd. ................. 940,097
100,040 SG Holdings Co. Ltd. ........... 995,323
634,300 Sharp Corp.(a) ................ 2,450,345
36,300 Shibaura Machine Co. Ltd. ....... 930,226
118,700 Shibaura Mechatronics Corp. ...... 3,162,459
4,200 Shibuya Corp. ................. 114,476
37,400 Shiga Bank Ltd. (The) ........... 555,714
37,300 Shikoku Bank Ltd. (The) ......... 771,426
77,900 Shikoku Electric Power Co., Inc. ... 808,387
42,200 Shimadzu Corp. ............... 1,073,252
273,800 Shimamura Co. Ltd. ............ 5,763,115
1,500 Shimizu Bank Ltd. (The) ......... 25,154
35,300 Shindengen Electric Manufacturing
Co. Ltd. ................. 738,062
3,000 Shin-Etsu Polymer Co. Ltd. ....... 39,680
12,177 Shinnihonseiyaku Co. Ltd. ........ 154,334
41,000 Shionogi & Co. Ltd. ............ 741,333
436,427 Ship Healthcare Holdings, Inc. ..... 6,991,554
532,700 Shizuoka Financial Group, Inc. .... 10,507,516
77,840 Shoei Co. Ltd. ................. 948,748
2,900 Shofu, Inc. ................... 38,261
3,400 Sigma Koki Co. Ltd. ............ 39,730
Shares Value
JAPAN (continued)
8,900 Skymark Airlines, Inc. ........... $ 22,798
2,900 SMK Corp. ................... 55,288
286,420 SMS Co. Ltd. ................. 3,976,801
438,900 Socionext, Inc. ................ 5,153,135
116,100 Sodick Co. Ltd. ................ 1,199,216
8,500 Softcreate Holdings Corp. ........ 110,875
1,300 Software Service, Inc. ............ 89,425
103,713 Soliton Systems KK ............. 1,256,870
2,200 Solvvy, Inc. ................... 20,866
95,100 Square Enix Holdings Co. Ltd. ..... 1,655,743
2,300 SRA Holdings ................. 67,042
1,600 Startia Holdings, Inc. ............ 30,821
114,334 Starts Corp., Inc. ............... 3,390,310
51,520 Subaru Corp. ................. 876,996
73,440 Sugi Holdings Co. Ltd. .......... 1,301,510
34,700 SUMCO Corp. ................ 705,452
47,200 Sumitomo Bakelite Co. Ltd. ....... 1,889,971
3,363,300 Sumitomo Chemical Co. Ltd. ..... 10,883,001
245,600 Sumitomo Electric Industries Ltd. .. 3,250,540
147,200 Sumitomo Heavy Industries Ltd. ... 4,758,524
1,273,668 Sumitomo Mitsui Trust Group, Inc. . 13,096,723
35,400 Sumitomo Realty & Development Co.
Ltd. ..................... 793,468
55,600 Sumitomo Warehouse Co. Ltd. (The) 1,414,443
170,600 Sun Frontier Fudousan Co. Ltd. .... 2,676,340
12,200 Sun*, Inc.(a) .................. 35,180
43,900 Sundrug Co. Ltd. .............. 1,043,515
184,700 Suruga Bank Ltd. .............. 2,991,111
263,000 Suzuken Co. Ltd. .............. 8,390,494
273,600 Sysmex Corp. ................. 2,762,677
615,300 Systena Corp. ................. 1,620,779
6,300 Tachi-S Co. Ltd. ............... 88,780
75,700 Tadano Ltd. .................. 629,097
24,800 Taiheiyo Cement Corp. .......... 628,003
8,100 Taikisha Ltd. .................. 212,258
4,800 Taiko Bank Ltd. (The) ........... 77,427
1,400 Taisei Lamick Group Head Quarter &
Innovation Co. Ltd. ......... 22,210
3,800 Takano Co. Ltd. ............... 25,340
9,400 Takaoka Toko Co. Ltd. .......... 402,334
12,800 Takara & Co. Ltd. .............. 341,016
126,560 Takara Holdings, Inc. ........... 1,651,095
87,200 Takara Standard Co. Ltd. ......... 1,642,174
49,640 Takeuchi Manufacturing Co. Ltd. .. 2,298,643
1,700 Takihyo Co. Ltd. ............... 25,994
4,800 Takuma Co. Ltd. ............... 101,262
861,200 Tamron Co. Ltd. ............... 7,735,970
2,800 Tazmo Co. Ltd. ................ 68,336
164,200 TDK Corp. ................... 3,157,314
142,380 TechMatrix Corp. .............. 1,835,373
93,000 Teijin Ltd. .................... 947,812
2,100 Teikoku Corp. ................. 43,963
16,900 Temairazu, Inc. ................ 255,987

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
88,948 TISI, Inc. .................... $ 2,132,473
3,100 TKC Corp. ................... 75,232
2,400 Toa Corp. .................... 24,357
132,265 Tochigi Bank Ltd. (The) .......... 777,352
800 Togami Electric Manufacturing Co.
Ltd. ..................... 26,938
149,600 Toho Bank Ltd. (The) ........... 798,445
93,600 Toho Gas Co. Ltd. .............. 677,896
82,700 Toho Holdings Co. Ltd. .......... 2,085,555
24,000 Tokai Corp. ................... 367,295
384,782 Tokai Rika Co. Ltd. ............. 7,587,711
304,733 Tokuyama Corp. ............... 7,147,987
121,600 Tokyo Kiraboshi Financial Group, Inc. 1,278,409
880 Tokyo Ohka Kogyo Co. Ltd. ...... 47,659
87,000 Tokyo Seimitsu Co. Ltd. ......... 9,059,166
64,446 Tokyo Tatemono Co. Ltd. ........ 1,359,892
36,560 Tokyotokeiba Co. Ltd. ........... 1,152,100
53,600 Tokyu Corp. .................. 588,418
96,886 Tokyu Fudosan Holdings Corp. .... 805,261
1,196 Tokyu REIT, Inc. .............. 1,423,886
61,700 Toli Corp. .................... 257,295
182,785 TOMONY Holdings, Inc. ........ 1,132,047
15,800 Tomy Co. Ltd. ................ 359,417
99,655 Toshiba TEC Corp. ............. 1,955,560
34,000 Tosho Co. Ltd. ................ 163,027
42,300 TOTO Ltd. ................... 1,835,785
2,400 Tottori Bank Ltd. .............. 26,310
16,300 Towa Bank Ltd. (The) ........... 134,057
123,100 Towa Pharmaceutical Co. Ltd. ..... 3,079,186
6,600 Toyo Denki Seizo KK ........... 96,867
145,120 Toyo Seikan Group Holdings Ltd. .. 3,687,351
8,880 Toyo Suisan Kaisha Ltd. .......... 576,181
65,140 Toyo Tire Corp. ................ 1,727,801
2,700 Toyobo Co. Ltd. ............... 25,399
108,000 Transcosmos, Inc. .............. 2,568,968
172,983 Trend Micro, Inc. .............. 6,969,807
2,900 Trinity Industrial Corp. .......... 22,214
2,000 Trusco Nakayama Corp. ......... 30,156
356,100 Tsubakimoto Chain Co. ......... 5,713,605
95,720 Tsugami Corp. ................ 3,512,587
9,200 Tsukada Global Holdings, Inc. ..... 34,891
38,400 Tsukuba Bank Ltd. ............. 147,248
51,000 Tsuruha Holdings, Inc. .......... 778,554
1,400 Tv Tokyo Holdings Corp. ........ 30,219
157,600 UACJ Corp. .................. 2,300,384
31,600 Ubicom Holdings, Inc. .......... 197,957
50,000 Uchida Yoko Co. Ltd. ........... 670,249
273,793 Ulvac, Inc. ................... 14,440,317
11,800 Union Tool Co. ................ 1,122,767
10,500 United Arrows Ltd. ............. 159,991
5,400 Univance Corp. ................ 27,126
21,900 Universal Entertainment Corp.(a) .. 91,469
6,300 User Local, Inc. ................ 71,569
Shares Value
JAPAN (continued)
7,100 Ushio, Inc. ................... $ 164,771
1,216,527 USS Co. Ltd. ................. 15,363,371
84,100 Vector, Inc. ................... 934,657
37,700 Vision, Inc. ................... 243,926
81,300 Visional, Inc.(a) ................ 4,479,662
56,200 Vital KSK Holdings, Inc. ......... 588,796
479,940 Wacom Co. Ltd. ............... 2,315,006
2,514 Wadakohsan Corp. ............. 22,616
27,800 WDB Holdings Co. Ltd. ......... 316,456
30,700 West Japan Railway Co. .......... 579,303
16,600 WingArc1st, Inc. ............... 333,166
75,320 Workman Co. Ltd. ............. 2,762,566
2,800 World Holdings Co. Ltd. ......... 46,439
7,300 Wowow, Inc. .................. 46,300
45,700 Xebio Holdings Co. Ltd. ......... 314,527
30,400 Yakult Honsha Co. Ltd. .......... 538,009
130,700 YAMABIKO Corp. ............. 3,146,792
1,400 Yamagata Bank Ltd. (The) ........ 32,428
137,300 Yamaguchi Financial Group, Inc. ... 2,538,846
860,200 Yamaha Corp. ................. 6,667,952
32,000 Yamaichi Electronics Co. Ltd. ..... 1,661,247
7,800 Yamanashi Chuo Bank Ltd. (The) ... 310,495
12,000 Yamato Kogyo Co. Ltd. .......... 1,010,210
1,200 Yamaya Corp. ................. 15,678
20,400 Yaskawa Electric Corp. ........... 607,467
6,700 Yellow Hat Ltd. ................ 75,865
87,500 Yodoko Ltd. .................. 757,783
30,300 Yokogawa Electric Corp. ......... 1,080,641
72,240 Yokohama Financial Group, Inc. ... 822,294
27,046 Yokohama Rubber Co. Ltd. (The) ... 1,284,708
4,900 Yokowo Co. Ltd. ............... 120,648
4,800 Yorozu Corp. .................. 26,836
1,500 Yossix Holdings Co. Ltd. ......... 30,534
14,200 Yushin Co. ................... 59,233
47,700 Zacros Corp. .................. 400,965
184,480 Zenkoku Hosho Co. Ltd. ......... 3,623,383
66,500 Zenrin Co. Ltd. ................ 377,889
243,460 Zeon Corp. ................... 3,414,165
34,000 ZERIA Pharmaceutical Co. Ltd. .... 445,449
252,300 ZIGExN Co. Ltd. .............. 664,614
579,980 ZOZO, Inc. .................. 4,182,068
13,100 Zuken, Inc. ................... 397,369
1,129,442,937
JERSEY CHANNEL ISLANDS — 0.0%
341,966 B&M European Value Retail Plc ... 1,027,965
LUXEMBOURG — 0.1%
13,140 Befesa SA(b)(c) ................ 529,890
31,200 RTL Group SA ................ 1,168,027
64,500 Tenaris SA .................... 1,850,481
3,548,398

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
MALAYSIA — 0.0%
19,549,200 Top Glove Corp. Bhd ........... $ 3,181,738
NETHERLANDS — 1.4%
393,661 ABN AMRO Bank NV(b) ........ 17,808,246
812,830 Aegon Ltd. ................... 7,724,653
21,118 Alfen NV(a)(b)(c) .............. 302,608
22,124 ASM International NV .......... 20,490,122
127,380 ASR Nederland NV ............. 10,414,192
7,779 Basic-Fit NV(a)(b)(c) ............ 311,226
109,333 Corbion NV .................. 2,389,362
39,503 Eurocommercial Properties NV REIT 1,277,813
50,014 Flow Traders Ltd.(a) ............ 1,526,114
34,361 ForFarmers NV ................ 233,044
581,628 Koninklijke BAM Groep NV ...... 7,799,975
194,385 Koninklijke Heijmans NV ........ 21,028,304
213,700 Koninklijke KPN NV ........... 1,009,058
29,320 Koninklijke Vopak NV .......... 1,659,796
4,035 Nedap NV ................... 448,044
132,636 NN Group NV ................ 12,502,426
41,024 QIAGEN NV ................. 1,688,100
103,023 Randstad NV ................. 4,355,391
106,241 Signify NV(b)(c) ............... 1,815,935
22,408 Sligro Food Group NV .......... 272,565
31,675 TKH Group NV ............... 1,561,765
242,487 TomTom NV(a) ............... 1,082,604
73,465 Van Lanschot Kempen NV ....... 5,520,921
231,963 Wereldhave NV REIT ........... 5,126,253
128,348,517
NEW ZEALAND — 0.1%
2,068,401 a2 Milk Co. Ltd. (The) .......... 9,990,850
145,422 Channel Infrastructure NZ Ltd. .... 292,311
24,680 Freightways Group Ltd. .......... 201,122
94,040 Genesis Energy Ltd. ............. 141,584
4,676 Hallenstein Glasson Holdings Ltd. .. 29,336
212,428 Kiwi Property Group Ltd. REIT ... 116,416
135,223 Mercury NZ Ltd. .............. 533,608
29,980 Oceania Healthcare Ltd.(a) ....... 13,321
39,148 SKY Network Television Ltd. ...... 74,929
801,689 Spark New Zealand Ltd. ......... 906,359
269,142 TOWER Ltd. ................. 295,380
5,227 Vector Ltd. ................... 15,234
12,610,450
NORWAY — 1.3%
25,764 2020 Bulkers Ltd. .............. 9,011
201,749 ABG Sundal Collier Holding ASA .. 153,344
42,528 AF Gruppen ASA .............. 851,125
445,059 Aker BP ASA .................. 15,868,312
1,433,201 Aker Solutions ASA ............. 6,380,313
58,716 Atea ASA .................... 1,065,452
25,583 B2 Impact ASA ................ 65,689
71,239 BLUENORD ASA ............. 3,884,410
9,821 Bonheur ASA ................. 233,312
Shares Value
NORWAY (continued)
50,968 BW Offshore Ltd. .............. $ 251,141
4,375,197 DNO ASA ................... 7,780,463
3,660 DOF Group ASA .............. 47,989
250,366 Frontline Plc .................. 9,856,909
168,826 Gjensidige Forsikring ASA ........ 5,036,237
188,422 Hoegh Autoliners ASA ........... 3,352,056
291,568 Kitron ASA ................... 2,667,281
1,151,788 Kongsberg Automotive ASA(a) ..... 263,669
501,917 Mowi ASA ................... 10,748,669
1,512,738 MPC Container Ships ASA ....... 3,888,342
189,709 Nordic American Tankers Ltd. ..... 1,238,800
33,446 Nordic Semiconductor ASA(a) ..... 565,101
948,822 Norsk Hydro ASA .............. 8,751,962
614,896 Norwegian Air Shuttle ASA ....... 848,551
121,600 Odfjell Drilling Ltd. ............ 1,171,232
61,546 Odfjell SE - Class A ............. 742,865
191,433 Orkla ASA ................... 2,126,427
18,939 Pexip Holding ASA ............. 161,248
337,876 SATS ASA .................... 1,492,500
76,353 Sea1 Offshore, Inc. ............. 216,927
39,425 Sentia AS .................... 322,379
807,057 SFL Corp. Ltd. ................ 9,959,083
69,081 Solstad Maritime ASA ........... 205,372
89,503 SpareBank 1 SMN .............. 1,856,696
43,300 SpareBank 1 Sor-Norge ASA ...... 970,003
3,898 Sparebanken More .............. 45,827
82,352 Storebrand ASA ................ 1,752,890
25,920 TGS ASA .................... 351,258
67,324 Veidekke ASA ................. 1,339,478
992,074 Wallenius Wilhelmsen ASA ....... 15,484,620
13,592 Wilh Wilhelmsen Holding ASA - Class
A ...................... 1,104,914
86,726 Zaptec ASA(a) ................. 415,517
123,527,374
POLAND — 0.1%
2,950,177 Orange Polska SA .............. 12,046,568
PORTUGAL — 0.2%
1,330,015 Banco Comercial Portugues SA - Class
R ...................... 1,638,721
63,959 CTT-Correios de Portugal SA ..... 454,891
7,931 Ibersol SGPS SA ............... 87,557
52,367 Jeronimo Martins SGPS SA ....... 1,050,215
284,675 NOS SGPS SA ................ 1,584,458
218,800 REN - Redes Energeticas Nacionais
SGPS SA ................. 871,010
5,298,279 Sonae SGPS SA ................ 12,445,480
18,132,332
PUERTO RICO — 0.1%
153,173 First BanCorp ................. 4,431,295
76,191 OFG Bancorp ................. 4,027,456
8,458,751

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(a)(d)(e) ............ $ 0
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(d)
(e) ...................... 0
4,480,742 Gazprom PJSC(a)(d)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(d)(e) .... 0
112,793 Magnit PJSC(a)(d)(e) ........... 0
532,967 Mobile TeleSystems PJSC(a)(d)(e) .. 0
217,810,135 ROSSETI PJSC(a)(d)(e) ......... 0
1,641,600 Rostelecom PJSC(a)(d)(e) ........ 0
461,432,194 RusHydro PJSC(a)(d)(e) ......... 0
13,369,855 Surgutneftegas PAO(a)(d)(e) ...... 0
243,969 VK IPJSC(a)(d)(e) .............. 0
0
SINGAPORE — 1.3%
1,731,100 AIMS APAC REIT ............. 2,160,585
1,132,719 ASMPT Ltd. .................. 21,736,386
53,400 Bukit Sembawang Estates Ltd. ..... 205,074
189,604 BW LPG Ltd.(b)(c) ............. 4,346,512
332,900 CapitaLand Ascendas REIT ....... 666,791
1,047,702 CapitaLand Integrated Commercial
Trust REIT ............... 2,033,315
331,600 Capitaland Investment Ltd. ....... 687,190
243,800 CDL Hospitality Trusts Units ..... 151,163
654,500 Centurion Corp. Ltd. ........... 795,966
58,400 China Aviation Oil Singapore Corp.
Ltd. ..................... 79,176
14,062 China Yuchai International Ltd. .... 663,164
224,900 City Developments Ltd. .......... 1,375,473
587,116 ComfortDelGro Corp. Ltd. ....... 613,690
1,616,300 CSE Global Ltd. ............... 1,510,391
99,400 Delfi Ltd. .................... 67,850
847,100 Digital Core REIT Management Pte
Ltd. ..................... 415,152
1,619,800 First Resources Ltd. ............. 4,280,045
7,004,693 Frasers Logistics & Commercial Trust
REIT(b) ................. 5,407,058
35,500 Frasers Property Ltd. ............ 28,774
1,174,325 Genting Singapore Ltd. .......... 581,233
5,705,400 Golden Agri-Resources Ltd. ....... 1,267,574
91,600 GuocoLand Ltd. ............... 162,789
434,434 Hafnia Ltd. ................... 3,332,654
47,600 Ho Bee Land Ltd. .............. 76,003
755,100 Hong Leong Asia Ltd. ........... 1,689,290
133,796 iFAST Corp. Ltd. .............. 948,103
491,545 IGG, Inc. .................... 209,302
47,600 InnoTek Ltd. .................. 18,934
3,615 Karooooo Ltd. ................. 232,210
412,400 Keppel DC REIT .............. 717,142
1,659,500 Keppel Infrastructure Trust - Units .. 704,762
91,600 Kimly Ltd. ................... 27,824
3,549,100 Kore US REIT(b) .............. 635,218
63,207 Kulicke & Soffa Industries, Inc. .... 5,638,064
Shares Value
SINGAPORE (continued)
676,400 Mapletree Logistics Trust REIT .... $ 653,434
704,600 Mapletree Pan Asia Commercial Trust
REIT ................... 730,705
1,222,400 NTT DC REIT ............... 1,123,975
44,300 OUE Ltd. .................... 34,570
893,200 OUE Real Estate Investment Trust
REIT ................... 247,101
162,700 Pan-United Corp. Ltd. ........... 204,080
3,629,900 Raffles Medical Group Ltd. ....... 2,491,700
304,400 RHT Health Trust(a)(d)(e) ....... 4,510
250,800 Riverstone Holdings Ltd. ......... 164,305
36,321 Samudera Shipping Line Ltd. ...... 26,628
641,200 Sasseur Real Estate Investment Trust
REIT(b) ................. 344,767
1,183,300 SATS Ltd. .................... 4,362,726
67,600 SBS TRANSIT Ltd. ............ 189,287
3,856,839 Sheng Siong Group Ltd. ......... 10,037,796
62,500 SIA Engineering Co. Ltd. ......... 151,125
203,100 Singapore Airlines Ltd. .......... 1,218,357
214,000 Singapore Exchange Ltd. ......... 4,079,740
49,363 Singapore Land Group Ltd. ....... 127,049
3,494,100 Starhill Global REIT ............ 1,512,436
125,100 Stoneweg Europe Stapled Trust Units 229,494
321,900 Suntec Real Estate Investment Trust
REIT ................... 371,417
2,651,020 UOL Group Ltd. ............... 20,456,140
129,050 Valuemax Group Ltd. ........... 94,590
69,700 Venture Corp. Ltd. ............. 868,447
1,250,600 Wee Hur Holdings Ltd. .......... 662,940
262,600 Wilmar International Ltd. ........ 803,058
187,900 Wing Tai Holdings Ltd. .......... 229,715
2,335 XP Power Ltd.(a) ............... 50,905
7,926,200 Yangzijiang Financial Holding Ltd.(a) 1,299,292
5,085,330 Yangzijiang Maritime Development
Ltd. ..................... 2,319,516
118,554,662
SOUTH AFRICA — 1.0%
620,377 African Rainbow Minerals Ltd. .... 6,348,119
1,279,045 Impala Platinum Holdings Ltd. .... 13,949,511
162,442 Investec Plc ................... 1,421,722
936,805 MTN Group Ltd. .............. 11,613,634
600,399 Remgro Ltd. .................. 7,055,115
997,620 Sasol Ltd.(a) .................. 11,822,203
7,795,883 Sibanye Stillwater Ltd. ........... 16,848,575
649,239 SPAR Group Ltd. (The)(a) ........ 1,922,821
206,436 Valterra Platinum Ltd. ........... 15,458,074
959,834 Vodacom Group Ltd. ............ 9,286,871
95,726,645
SOUTH KOREA — 1.7%
122,033 E-MART, Inc. ................. 6,716,835
65,254 GC Biopharma Corp. ........... 5,266,523
381,987 GS Engineering & Construction Corp. 6,072,033

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
SOUTH KOREA (continued)
162,324 Hankook Tire & Technology Co. Ltd. $ 7,561,949
97,792 HD Construction Equipment Co. Ltd. 8,342,704
139,289 Hyundai Department Store Co. Ltd. 11,378,087
54,303 Hyundai Glovis Co. Ltd. ......... 7,447,407
285,083 Hyundai Steel Co. .............. 5,177,154
216,450 Kakao Corp. .................. 5,578,130
42,471 Krafton, Inc. .................. 7,177,412
134,655 LG Electronics, Inc. ............. 14,925,401
11,582 LG Innotek Co. Ltd. ............ 4,000,285
63,656 NC Corp. .................... 10,349,659
18,617 OCI Co. Ltd.(a) ............... 889,517
76,515 OCI Holdings Co. Ltd. .......... 10,088,437
40,508 POSCO Holdings, Inc. .......... 8,746,596
44,345 Samsung Life Insurance Co. Ltd. ... 9,295,612
65,183 Samsung SDS Co. Ltd. .......... 9,188,707
178,014 Samsung Securities Co. Ltd. ....... 12,065,922
752,858 SK Networks Co. Ltd. ........... 3,798,424
154,066,794
SPAIN — 1.5%
378,222 Acerinox SA .................. 7,615,681
51,674 Almirall SA ................... 663,261
3,371 Arteche Lantegi Elkartea SA ....... 112,352
2,475 ATALAYA MINING COPPER SA . 29,850
6,059 Azkoyen SA ................... 74,044
2,960,445 Banco de Sabadell SA ............ 11,365,821
1,161,706 Banco Santander SA ............ 16,522,101
49,500 Bankinter SA .................. 910,549
47,688 CIE Automotive SA ............. 1,456,356
34,646 Construcciones y Auxiliar de
Ferrocarriles SA ............ 2,739,866
34,496 Distribuidora Internacional de
Alimentacion SA(a) ......... 1,580,064
42,377 eDreams ODIGEO SA(a) ........ 266,990
36,292 Elecnor SA ................... 1,435,164
387,833 Faes Farma SA ................. 2,036,622
45,760 Fluidra SA .................... 1,017,533
2,513 Fomento de Construcciones y
Contratas SA .............. 33,072
1,768,047 Gestamp Automocion SA(b)(c) .... 5,967,875
16,914 Grupo Empresarial San Jose SA .... 162,435
49,236 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 72,718
304,564 Logista Integral SA ............. 12,993,197
3,397,954 Mapfre SA .................... 17,375,142
530,792 Melia Hotels International SA ..... 6,332,724
313,169 Merlin Properties Socimi SA REIT .. 5,442,920
84,257 Metrovacesa SA(b)(c) ............ 1,084,154
9,384 Naturhouse Health SAU ......... 27,691
3,430,645 Obrascon Huarte Lain SA(a) ...... 1,712,004
13,046 Pharma Mar SA ................ 1,189,684
624,631 Repsol SA .................... 19,064,383
39,600 Tecnicas Reunidas SA(a) ......... 1,289,330
Shares Value
SPAIN (continued)
4,255,310 Unicaja Banco SA(b)(c) .......... $ 16,362,736
14,386 Vidrala SA .................... 1,454,961
9,450 Viscofan SA .................. 626,160
139,017,440
SWEDEN — 2.0%
77,005 AcadeMedia AB(b)(c) ........... 808,150
55,323 Acast AB(a) ................... 218,046
66,164 Alfa Laval AB ................. 3,915,460
251 Alligo AB - Class B ............. 3,647
18,915 Ambea AB(b)(c) ............... 286,712
9,954 AQ Group AB ................. 214,471
377,843 Arjo AB - Class B .............. 1,074,749
7,587 Asmodee Group AB - Class B(a) .... 118,401
83,677 Attendo AB(b)(c) .............. 962,438
363,495 Avanza Bank Holding AB ........ 14,916,408
40,290 Axfood AB ................... 1,028,257
5,709 Beijer Alma AB ................ 178,701
494,783 Betsson AB - Class B ............ 4,782,238
22,828 Bilia AB - Class A .............. 369,815
92,136 BioGaia AB - Class B ............ 1,119,135
282,803 Boliden AB ................... 14,229,967
139,756 Boozt AB(a)(b)(c) .............. 2,453,278
310,995 Bravida Holding AB(b)(c) ........ 4,285,140
34,764 Bufab AB .................... 491,118
9,817 Cheffelo AB .................. 125,161
37,579 Clas Ohlson AB - Class B ........ 1,655,670
542,978 Cloetta AB - Class B ............ 3,260,561
46,807 Coor Service Management Holding
AB(b)(c) ................. 232,712
180 Elanders AB - Class B ........... 965
65,100 Elekta AB - Class B ............. 331,190
91,942 Embracer Group AB(a) .......... 651,897
15,879 Enad Global 7 AB(a) ............ 33,995
567,838 Epiroc AB - Class A ............. 14,557,455
118,989 Getinge AB - Class B ............ 2,965,843
72,755 Hemnet Group AB ............. 642,336
88,183 Hexpol AB ................... 820,805
49,079 Hoist Finance AB(b)(c) .......... 1,112,982
342,485 Instalco AB(b) ................. 1,346,352
32,000 Inwido AB ................... 577,100
77 Kopparbergs Bryggeri AB - Class B .. 966
248,395 Loomis AB ................... 13,707,558
1,488 Medicover AB - Class B .......... 35,264
30,629 Midsona AB - Class B ........... 38,018
274,138 Mycronic AB .................. 9,058,074
41,500 NCC AB - Class B ............. 740,792
260,333 Nolato AB - Class B ............. 1,333,705
17,430 Nordnet AB .................. 667,729
2,629 Nordrest Holding AB ........... 69,427
11,457 Orexo AB(a) .................. 17,711
336,814 Ovzon AB(a)(b) ................ 1,330,561
34,600 Paradox Interactive AB ........... 508,172

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
SWEDEN (continued)
1,122,077 Peab AB - Class B .............. $ 11,114,694
60,063 Proact IT Group AB ............ 777,980
254 QleanAir AB(a) ................ 530
186,579 Rusta AB ..................... 1,726,132
437,931 Rvrc Holding AB ............... 2,798,972
376,535 Scandic Hotels Group AB(b)(c) .... 3,350,437
119,584 Sectra AB - Class B ............. 3,356,548
44,000 Securitas AB - Class B ........... 706,832
282,058 Skanska AB - Class B ............ 7,914,622
391,698 SKF AB - Class B .............. 10,602,189
1,722,501 SSAB AB - Class A ............. 18,134,251
767,456 SSAB AB - Class B ............. 8,083,494
264,445 Storytel AB ................... 2,923,514
18,127 Systemair AB .................. 159,141
50,200 Tele2 AB - Class B .............. 869,669
38,799 Trelleborg AB - Class B .......... 1,724,774
52,521 Wihlborgs Fastigheter AB ........ 427,162
181,950,073
SWITZERLAND — 2.0%
132,201 Accelleron Industries AG ......... 11,969,020
25,851 Adecco Group AG .............. 722,567
25,694 Allreal Holding AG ............. 6,721,278
490 APG SGA SA ................. 120,995
132,687 Ascom Holding AG ............. 838,628
204,551 Avolta AG .................... 12,280,078
21,727 Basilea Pharmaceutica Ag Allschwil(a) 1,395,978
1,000 Belimo Holding AG ............ 1,042,794
3,795 BKW AG .................... 626,942
473 Bossard Holding AG - Class A ..... 132,523
24,514 Bucher Industries AG ........... 9,631,357
1,493 Burckhardt Compression Holding AG 894,935
6,326 Burkhalter Holding AG .......... 1,071,201
52 Cham Swiss Properties AG ........ 1,546
2,501 Cie Financiere Tradition SA ....... 915,839
6,644 Comet Holding AG ............. 2,695,746
189 Daetwyler Holding AG .......... 32,161
40,634 DKSH Holding AG ............ 3,373,260
59,588 dormakaba Holding AG ......... 4,293,639
182,894 EFG International AG ........... 3,638,876
1,053 Emmi AG .................... 1,131,090
813 EMS-Chemie Holding AG ....... 823,275
3,100 Flughafen Zurich AG ........... 911,252
6,779 Galenica AG(b)(c) .............. 720,145
705 Geberit AG ................... 464,525
2,243,378 Glencore Plc .................. 16,523,261
2 Gurit Holding AG(a) ............ 69
5,794 Hiag Immobilien Holding AG ..... 946,908
54,537 Huber + Suhner AG ............ 12,855,256
6,760 Implenia AG .................. 536,370
44,162 Inficon Holding AG ............ 8,909,541
226,235 International Workplace Group Plc . 603,368
4,353 Intershop Holding AG ........... 927,030
Shares Value
SWITZERLAND (continued)
3,777 Investis Holding SA(b) .......... $ 710,960
73 Jungfraubahn Holding AG ........ 23,573
9,485 Komax Holding AG(a) .......... 612,974
3,181 Lastminute.com NV ............ 51,384
1,001 LEM Holding SA(a) ............ 627,258
21,230 Logitech International SA ........ 2,168,226
1,720 Luzerner Kantonalbank AG ....... 237,233
8,118 Medacta Group SA(b)(c) ......... 1,330,732
40,237 Mobilezone Holding AG ......... 712,540
19 Orell Fuessli AG ............... 3,308
99 Phoenix Mecano AG ............ 51,740
20,099 PSP Swiss Property AG .......... 3,626,181
585 Schweiter Technologies AG ....... 252,623
5,501 Sensirion Holding AG(a)(b)(c) ..... 499,400
29,820 SFS Group AG ................ 4,881,817
16,400 SGS SA ...................... 1,943,341
66,800 SIG Group AG(a) .............. 1,213,859
2,640 Sonova Holding AG ............ 719,278
124 St. Galler Kantonalbank AG ...... 99,765
182,087 Stadler Rail AG ................ 5,529,285
182,083 Straumann Holding AG .......... 22,549,212
5,800 Sulzer AG .................... 1,053,346
1,850 Swiss Life Holding AG ........... 2,182,996
229,426 Swissquote Group Holding SA ..... 11,952,958
10,845 Tecan Group AG ............... 2,506,258
49,366 Temenos AG .................. 4,106,495
1,037 Vaudoise Assurances Holding SA ... 1,030,593
9,310 Vontobel Holding AG ........... 996,285
19,486 Zehnder Group AG ............. 1,635,228
181,060,301
TAIWAN — 1.6%
7,870,000 Acer, Inc. .................... 6,973,677
15,834,465 AUO Corp. ................... 11,594,585
9,493,432 China Petrochemical Development
Corp.(a) ................. 2,213,931
7,752,000 Compal Electronics, Inc. ......... 8,525,128
2,461,000 Ennostar, Inc. ................. 3,626,228
6,438,701 Formosa Chemicals & Fibre Corp. .. 11,211,960
6,264,441 Formosa Plastics Corp. ........... 10,533,493
2,945,990 Foxconn Technology Co. Ltd. ..... 5,100,896
498,665 Globalwafers Co. Ltd. ........... 12,595,378
1,720,000 Hon Hai Precision Industry Co. Ltd. 13,135,653
3,106,119 HTC Corp. ................... 3,807,680
4,511,000 Inventec Corp. ................ 8,469,937
2,159,000 Micro-Star International Co. Ltd. ... 9,354,431
388,493 Novatek Microelectronics Corp. .... 6,139,974
164,951 Phison Electronics Corp. ......... 8,118,124
1,238,916 Sino-American Silicon Products, Inc. 5,864,524
640,953 Sitronix Technology Corp. ........ 5,208,081
6,893,482 Walsin Lihwa Corp. ............. 6,615,266
1,333,454 WT Microelectronics Co. Ltd. ..... 8,048,001
147,136,947

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
THAILAND — 0.1%
20,932,050 Banpu Public Co. Ltd. - FOR(d) ... $ 3,635,723
8,590 Fabrinet(a) ................... 3,740,172
408,200 Siam Cement Public Co. Ltd. (The) -
FOR .................... 3,097,739
10,473,634
TURKEY — 0.5%
15,433,186 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 7,097,419
12,787,859 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 4,816,138
11,782,577 Eregli Demir ve Celik Fabrikalari TAS 10,531,849
1,894,139 Tekfen Holding AS ............. 6,153,357
4,987,113 Turk Telekomunikasyon AS(a) ..... 5,350,615
3,076,001 Turkcell Iletisim Hizmetleri AS .... 6,482,911
9,869,549 Turkiye Sise ve Cam Fabrikalari AS .. 8,670,505
49,102,794
UNITED ARAB EMIRATES — 0.1%
32,366,866 Talabat Holding Plc ............. 9,243,829
UNITED KINGDOM — 4.9%
96,228 3i Group Plc .................. 3,704,565
49,017 4imprint Group Plc ............. 2,730,918
11,516 AB Dynamics Plc .............. 115,252
538,922 Aberdeen Group Plc ............ 1,754,229
22,327 accesso Technology Group Plc(a) ... 95,965
48,787 Afentra Plc(a) ................. 40,716
57,161 AG Barr Plc ................... 502,485
135,706 AJ Bell Plc .................... 1,073,122
143,918 AO World Plc ................. 189,983
136,881 Applied Nutrition Plc(a) ......... 597,821
328,000 Ashmore Group Plc ............. 912,569
93,800 Autotrader Group PLC(b)(c) ...... 662,339
2,265,438 Balfour Beatty Plc .............. 26,409,886
2,238,629 Barclays Plc ................... 15,387,297
265,973 Bicycle Therapeutics Plc - ADR(a) .. 1,026,656
77,891 Bloomsbury Publishing Plc ....... 638,076
943,192 Breedon Group Plc ............. 4,223,130
314,000 BT Group Plc ................. 850,199
202,965 Bunzl Plc .................... 7,659,316
65,803 Card Factory Plc ............... 66,843
610,426 Central Asia Metals Plc .......... 1,211,506
38,301 Computacenter Plc ............. 2,372,471
1,629 Costain Group Plc .............. 4,646
78,707 Cranswick Plc ................. 5,666,722
1,677,207 Currys Plc .................... 3,797,147
50,590 Custodian Property Income REIT Plc 59,062
473,042 dotdigital group Plc ............. 329,400
846,107 Drax Group Plc ................ 8,420,266
244,590 Dunelm Group Plc ............. 2,860,782
1,080,671 easyJet Plc .................... 9,200,324
1,978 Eco Animal Health Group Plc(a) ... 2,674
75,649 Elementis Plc ................. 182,354
Shares Value
UNITED KINGDOM (continued)
129,429 Endava Plc - ADR(a) ............ $ 386,993
52,900 Energean Plc .................. 544,179
989,193 EnQuest Plc .................. 316,139
293,386 FDM Group Holdings Plc ........ 489,726
2,610,738 Firstgroup Plc ................. 6,526,312
56,730 Forterra Plc(b)(c) ............... 107,184
27 Frasers Group Plc(a) ............ 295
17,617 Frontier Developments Plc(a) ...... 103,396
14,623 Fuller Smith & Turner Plc - Class A . 140,417
34,828 Future Plc .................... 143,150
111,149 Galliford Try Holdings Plc ........ 883,358
36,916 Games Workshop Group Plc ...... 9,516,280
383,485 Gaming Realms Plc(a) ........... 160,036
50,792 Global Ship Lease, Inc. - Class A ... 2,252,117
378,222 GSK Plc ..................... 9,834,854
99,646 Gulf Keystone Petroleum Ltd. ..... 228,304
303,248 Halfords Group Plc ............. 998,644
19,000 Halma Plc .................... 907,766
22,413 Hargreaves Services Plc .......... 240,875
154,424 Hikma Pharmaceuticals Plc ....... 3,296,620
207,825 Hollywood Bowl Group Plc ....... 801,709
106,680 Howden Joinery Group Plc ....... 1,136,738
469,744 Hunting Plc .................. 2,804,435
17,220 ICG Plc ..................... 439,660
432,725 IG Group Holdings Plc .......... 8,527,123
19,973 IMI Plc ...................... 793,698
159,882 Immunocore Holdings Plc - ADR(a) 5,405,610
512,287 Inchcape Plc .................. 5,797,861
454,528 IntegraFin Holdings Plc(b) ........ 2,261,487
13,670 InterContinental Hotels Group Plc . 2,210,537
2,536,352 International Consolidated Airlines
Group SA ................ 14,816,008
288,725 Ithaca Energy Plc ............... 942,858
5,161,165 ITV Plc ...................... 5,174,414
5,481,208 JD Sports Fashion Plc ........... 6,645,429
773,416 JET2 Plc ..................... 16,051,533
424,805 Johnson Matthey Plc ............ 11,475,894
181,384 Johnson Service Group Plc ........ 369,471
707,445 Jupiter Fund Management Plc ..... 1,501,861
420,409 Kainos Group Plc .............. 4,945,256
428,783 Keller Group Plc ............... 17,525,203
1,180,691 Kier Group Plc ................ 3,845,434
1,005,220 Kingfisher Plc ................. 4,193,717
68,016 Lancashire Holdings Ltd. ......... 552,469
79,665 Lion Finance Group Plc .......... 12,513,868
19,989 Liontrust Asset Management Plc ... 76,309
8,802,175 Lloyds Banking Group Plc ........ 13,604,793
11,062 Luceco Plc(b)(c) ............... 31,957
2,459,450 Man Group Plc ................ 10,070,346
1,395,702 Marston's Plc(a) ............... 959,915
50,683 McBride Plc .................. 110,714
72,175 Mears Group Plc ............... 419,024
47,552 Michael Page Plc ............... 116,878

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
2,167,589 Mitie Group Plc ............... $ 6,076,507
485,546 MONY Group Plc .............. 1,291,448
244,359 Moonpig Group Plc ............. 905,663
555,216 Morgan Advanced Materials Plc .... 1,692,260
178,485 Morgan Sindall Group Plc ........ 10,740,240
18,673 MP Evans Group Plc ............ 409,638
1,472,459 NatWest Group Plc ............. 13,889,163
10,136 Next Plc ..................... 2,029,816
34,466 Ninety One Plc ................ 99,312
710,002 Nomad Foods Ltd. ............. 8,449,024
124,109 nVent Electric Plc .............. 19,091,687
1,535,794 OSB Group Plc ................ 11,561,412
59,769 Oxford Metrics Plc ............. 30,621
548,723 Paragon Banking Group Plc ....... 6,217,460
110,796 Pearson Plc ................... 1,869,643
374,385 Pets at Home Group Plc ......... 1,068,782
73,152 Pharos Energy Plc .............. 31,090
337,735 Polar Capital Holdings Plc ........ 3,534,064
2,479 Porvair Plc ................... 28,398
511,173 Primary Health Properties Plc REIT . 651,503
331,267 QinetiQ Group Plc ............. 2,267,967
926,440 Quilter Plc(b)(c) ............... 2,420,611
4,629 Renew Holdings Plc ............ 56,540
55,870 Renishaw Plc .................. 3,711,555
600,906 Rightmove Plc ................. 3,767,399
218,279 RS GROUP Plc ................ 2,078,425
965,161 S4 Capital Plc ................. 488,113
209,787 Sabre Insurance Group Plc(b)(c) .... 519,159
347,670 Safestore Holdings Plc REIT ...... 2,900,227
71,913 Saga Plc(a) ................... 653,008
82,220 Savills Plc .................... 1,020,360
4,878 Secure Trust Bank Plc ........... 104,319
182,312 Serco Group Plc ............... 594,770
74,224 Smiths News Plc ............... 73,255
362,992 Softcat Plc .................... 9,525,052
437,519 Speedy Hire Plc ................ 111,814
62,065 St. James's Place Plc ............. 881,875
18,544 SThree Plc .................... 63,768
8,715 Stolt-Nielsen Ltd. .............. 292,625
25,329 Synthomer Plc(a) ............... 30,300
637 Tatton Asset Management Plc ..... 6,110
67,535 TechnipFMC Plc ............... 4,839,558
34,014 Telecom Plus Plc ............... 389,753
2,201,949 Tesco Plc ..................... 14,493,578
57,309 TORM Plc - Class A ............ 1,737,036
753,424 TP ICAP Group Plc ............ 3,479,774
2,050,447 Trustpilot Group Plc(a)(b)(c) ...... 7,474,516
684,211 Vesuvius Plc .................. 3,421,751
37,435 Victrex Plc ................... 394,993
512,115 Wickes Group Plc .............. 1,368,031
232,779 XPS Pensions Group Plc(b) ....... 1,040,520
25,991 Young & Co's Brewery Plc - Class A . 321,394
Shares Value
UNITED KINGDOM (continued)
16,973 Zotefoams Plc ................. $ 105,258
456,248,720
UNITED STATES — 39.4%
247,953 A10 Networks, Inc. ............. 7,331,970
36,083 AAR Corp.(a) ................. 5,053,063
304,121 Academy Sports & Outdoors, Inc. .. 14,430,541
149,600 ACADIA Pharmaceuticals, Inc.(a) .. 3,870,152
127,332 ACI Worldwide, Inc.(a) .......... 7,299,944
209,138 ACM Research, Inc. - Class A(a) ... 16,411,059
8,348 Acuity, Inc. ................... 2,741,400
34,020 Acushnet Holdings Corp. ......... 3,445,205
480,861 AdaptHealth Corp.(a) ........... 5,193,299
176,473 ADMA Biologics, Inc.(a) ......... 1,492,962
48,277 Advance Auto Parts, Inc. ......... 2,681,305
49,629 Advanced Energy Industries, Inc. ... 14,368,588
52,206 Agilysys, Inc.(a) ................ 5,489,983
14,340 Alexander's, Inc. REIT .......... 3,656,700
150,208 Amalgamated Financial Corp. ..... 7,417,271
124,000 Amentum Holdings, Inc.(a) ....... 2,752,800
374,037 American Assets Trust, Inc. REIT ... 8,823,533
224,693 American Eagle Outfitters, Inc. .... 3,860,226
89,462 American States Water Co. ........ 7,661,526
290,693 Ameris Bancorp ................ 25,351,337
120,747 Amphastar Pharmaceuticals, Inc.(a) . 2,407,695
57,722 ANI Pharmaceuticals, Inc.(a) ...... 4,573,891
228,461 APA Corp. ................... 8,526,165
771,165 API Group Corp.(a) ............ 30,599,827
80,908 Apogee Enterprises, Inc. .......... 3,203,957
473,200 Apple Hospitality REIT, Inc. ...... 7,812,532
46,940 Applied Industrial Technologies, Inc. 16,204,157
64,452 ArcBest Corp. ................. 9,303,646
98,877 Archrock, Inc. ................. 3,535,842
45,792 Armstrong World Industries, Inc. ... 7,998,031
77,679 Arrowhead Pharmaceuticals, Inc.(a) . 6,575,527
13,025 Asbury Automotive Group, Inc.(a) .. 3,017,893
118,393 Associated Banc-Corp. ........... 3,655,976
76,531 ATI, Inc.(a) ................... 14,344,971
107,400 Atlantic Union Bankshares Corp. ... 4,556,982
80,571 Avista Corp. .................. 3,259,097
37,711 Axcelis Technologies, Inc.(a) ....... 4,916,760
280,087 Axogen, Inc.(a) ................ 11,822,472
73,814 Axos Financial, Inc.(a) ........... 7,485,478
29,273 AZZ, Inc. .................... 4,236,389
1,088,100 B&G Foods, Inc. ............... 3,840,993
62,838 Badger Meter, Inc. .............. 8,442,285
21,017 Balchem Corp. ................ 3,521,503
385,982 Banc of California, Inc. .......... 7,391,555
52,139 Bancorp, Inc. (The)(a) ........... 3,496,963
120,962 BankUnited, Inc. ............... 5,642,877
57,737 Bel Fuse, Inc. - Class B .......... 15,702,732
65,368 Benchmark Electronics, Inc. ....... 5,214,405
377,808 Bentley Systems, Inc. - Class B ..... 13,389,516

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
85,932 BioMarin Pharmaceutical, Inc.(a) ... $ 5,157,639
41,024 BJ's Restaurants, Inc.(a) .......... 2,773,633
262,664 BJ's Wholesale Club Holdings, Inc.(a) 25,683,286
58,346 BlackLine, Inc.(a) .............. 1,832,064
19,491 Bloom Energy Corp. - Class A(a) ... 4,011,443
50,068 Boot Barn Holdings, Inc.(a) ....... 7,459,631
238,618 BorgWarner, Inc. ............... 15,209,511
122,864 Box, Inc. - Class A(a) ............ 3,876,359
99,158 Bread Financial Holdings, Inc. ..... 10,716,005
49,960 BrightSpring Health Services, Inc.(a) 2,983,112
1,023,377 BrightView Holdings, Inc.(a) ...... 13,344,836
89,496 Brinker International, Inc.(a) ...... 19,125,295
179,130 Broadstone Net Lease, Inc. REIT ... 3,835,173
12,843 Brookfield Renewable Corp. ....... 428,573
43,377 Brunswick Corp. ............... 3,426,783
83,342 BWX Technologies, Inc. .......... 14,059,795
44,899 BXP, Inc. REIT ................ 3,148,318
277,846 Cactus, Inc. - Class A ............ 18,062,768
63,886 Calix, Inc.(a) .................. 2,293,507
57,896 Cal-Maine Foods, Inc. ........... 5,082,111
356,766 Cargurus, Inc.(a) ............... 12,929,200
73,255 Carlisle Cos., Inc. .............. 26,365,940
195,055 CarMax, Inc.(a) ................ 11,168,849
101,915 Carter's, Inc. .................. 3,930,862
63,007 Casella Waste Systems, Inc. - Class
A(a) .................... 5,652,358
71,157 Cathay General Bancorp ......... 4,496,411
29,219 Cavco Industries, Inc.(a) ......... 15,983,670
101,278 CECO Environmental Corp.(a) .... 6,673,207
103,653 Central Garden & Pet Co. - Class A(a) 3,929,485
102,149 Century Aluminum Co.(a) ........ 4,573,211
47,253 Champion Homes, Inc.(a) ........ 3,761,811
18,543 Charles River Laboratories
International, Inc.(a) ........ 4,311,433
47,944 Cheesecake Factory, Inc. (The) ..... 4,862,480
83,740 Chefs' Warehouse, Inc. (The)(a) .... 9,659,409
39,268 Churchill Downs, Inc. ........... 3,310,292
25,194 City Holding Co. .............. 3,655,901
142,838 Clean Harbors, Inc.(a) ........... 44,691,153
206,235 Clear Secure, Inc. - Class A ....... 11,392,421
253,787 Clearway Energy, Inc. - Class C .... 8,052,662
209,485 Coeur Mining, Inc. ............. 3,123,421
97,655 Collegium Pharmaceutical, Inc.(a) .. 3,456,010
87,125 Columbia Sportswear Co. ........ 5,173,482
8,063 Comfort Systems USA, Inc. ....... 13,946,490
116,034 CONMED Corp. .............. 5,372,374
131,013 Construction Partners, Inc. - Class
A(a) .................... 13,540,194
75,759 Corcept Therapeutics, Inc.(a) ...... 8,673,648
403,148 Core & Main, Inc. - Class A(a) .... 17,726,418
127,404 Corebridge Financial, Inc. ........ 3,973,731
164,918 CoreCivic, Inc.(a) .............. 4,931,048
31,413 Corpay, Inc.(a) ................ 12,003,221
Shares Value
UNITED STATES (continued)
55,917 CorVel Corp.(a) ............... $ 3,358,375
53,540 Covista, Inc.(a) ................ 6,684,469
66,309 Cracker Barrel Old Country Store, Inc. 3,739,165
100,858 Crane Co. .................... 21,529,149
35,870 Credo Technology Group Holding
Ltd.(a) ................... 7,424,731
42,590 CSW Industrials, Inc. ........... 13,583,229
71,843 CTS Corp. ................... 4,606,573
117,495 Cullen/Frost Bankers, Inc. ........ 19,544,118
212,309 Curbline Properties Corp. REIT .... 6,505,148
15,071 Curtiss-Wright Corp. ............ 10,911,404
740,570 CVB Financial Corp. ............ 16,566,551
6,575 Daily Journal Corp.(a) ........... 3,860,182
206,922 Dana, Inc. .................... 5,572,409
50,384 Datadog, Inc. - Class A(a) ........ 13,501,400
46,222 Deckers Outdoor Corp.(a) ........ 4,477,987
125,211 Devon Energy Corp. ............ 5,650,772
66,893 Digi International, Inc.(a) ........ 4,663,780
70,306 DigitalOcean Holdings, Inc.(a) .... 8,260,955
237,611 Diodes, Inc.(a) ................ 19,560,138
222,019 DNOW, Inc.(a) ................ 3,134,908
96,300 Dorman Products, Inc.(a) ........ 12,823,308
283,104 DoubleVerify Holdings, Inc.(a) .... 3,184,920
588,969 Douglas Emmett, Inc. REIT ...... 6,961,614
429,800 DXC Technology Co.(a) ......... 4,830,952
23,732 Dycom Industries, Inc.(a) ........ 9,518,193
254,200 Easterly Government Properties, Inc.
REIT ................... 6,192,312
357,278 Eastern Bankshares, Inc. ......... 8,203,103
161,710 Eastman Chemical Co. .......... 11,311,614
712,061 Empire State Realty Trust, Inc. - Class
A REIT .................. 3,603,029
135,481 Encore Capital Group, Inc.(a) ..... 12,746,052
254,935 Enerpac Tool Group Corp. ........ 9,111,377
28,764 Enova International, Inc.(a) ....... 7,310,083
165,547 Enphase Energy, Inc.(a) .......... 6,214,634
72,761 Enpro, Inc. ................... 22,841,133
76,326 Ensign Group, Inc. (The) ......... 13,598,240
85,633 Entegris, Inc. .................. 10,194,609
34,558 ePlus, Inc. .................... 3,193,505
265,054 Esab Corp. ................... 22,935,123
83,672 ESCO Technologies, Inc. ......... 26,380,945
139,921 Etsy, Inc.(a) ................... 11,428,747
128,075 Everforth, Inc.(a) ............... 3,642,453
60,841 Everus Construction Group, Inc.(a) . 7,631,287
71,842 FB Financial Corp. ............. 4,337,820
198,958 Federal Signal Corp. ............ 24,859,802
213,016 First Financial Bancorp .......... 7,206,331
229,351 First Hawaiian, Inc. ............. 6,373,664
135,721 First Horizon Corp. ............. 3,479,886
137,160 First Interstate BancSystem, Inc. -
Class A .................. 5,214,823
220,758 FirstCash Holdings, Inc. ......... 45,036,840

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
292,461 Flowers Foods, Inc. ............. $ 2,053,076
213,219 FormFactor, Inc.(a) ............. 22,643,858
63,583 Fortune Brands Innovations, Inc. ... 3,132,099
107,582 Frontdoor, Inc.(a) .............. 7,813,681
267,623 Fulton Financial Corp. ........... 6,511,268
13,502 Gartner, Inc.(a) ................ 2,039,072
129,199 Gentherm, Inc.(a) .............. 5,242,895
1,084,863 Genworth Financial, Inc.(a) ....... 10,664,203
63,675 Gibraltar Industries, Inc.(a) ....... 2,690,905
18,959 Glaukos Corp.(a) ............... 3,160,844
374,959 Global Net Lease, Inc. REIT ...... 3,269,642
170,165 Globus Medical, Inc. - Class A(a) ... 13,407,300
42,310 Granite Construction, Inc. ........ 5,118,241
48,219 Green Brick Partners, Inc.(a) ...... 3,410,530
202,062 Griffon Corp. ................. 17,411,683
7,541 Group 1 Automotive, Inc. ........ 2,162,533
143,609 Guardian Pharmacy Services, Inc. -
Class A(a) ................ 5,676,864
33,630 Guidewire Software, Inc.(a) ....... 5,109,742
149,121 HA Sustainable Infrastructure Capital,
Inc. ..................... 5,647,212
132,875 Hancock Whitney Corp. ......... 10,231,375
17,307 Hanover Insurance Group, Inc. (The) 4,026,127
261,100 Harley-Davidson, Inc. ........... 6,407,394
22,242 Hawkins, Inc. ................. 2,847,643
129,471 HB Fuller Co. ................. 7,159,746
11,235 HCI Group, Inc. ............... 1,966,237
180,909 Healthcare Realty Trust, Inc. REIT .. 3,800,898
168,232 Healthcare Services Group, Inc.(a) .. 3,919,806
105,925 HealthEquity, Inc.(a) ............ 10,657,114
591,875 Hecla Mining Co. .............. 8,357,275
48,715 Hexcel Corp. .................. 5,015,209
130,668 HF Sinclair Corp. .............. 11,952,202
219,615 Highwoods Properties, Inc. REIT ... 7,275,845
165,032 Hilltop Holdings, Inc. ........... 6,508,862
14,000 Hingham Institution For Savings The 3,992,520
76,060 HNI Corp. ................... 3,423,461
69,787 Horace Mann Educators Corp. ..... 3,636,601
74,810 Hub Group, Inc. - Class A ........ 3,480,909
37,247 ICF International, Inc. ........... 3,014,027
51,942 IDEXX Laboratories, Inc.(a) ...... 29,039,214
21,909 Impinj, Inc.(a) ................. 3,316,146
113,400 Indivior Pharmaceuticals, Inc.(a) ... 4,537,134
174,736 Ingevity Corp.(a) ............... 12,774,949
110,969 Innovative Industrial Properties, Inc.
REIT ................... 6,526,087
208,734 Innovex International, Inc.(a) ...... 5,861,251
63,102 Insight Enterprises, Inc.(a) ........ 8,135,741
70,436 Installed Building Products, Inc. .... 15,703,002
83,119 InterDigital, Inc. ............... 25,336,749
102,512 International Seaways, Inc. ........ 9,859,604
50,411 Interparfums, Inc. .............. 6,278,690
118,710 Invitation Homes, Inc. REIT ...... 3,528,061
Shares Value
UNITED STATES (continued)
45,004 Itron, Inc.(a) .................. $ 4,485,099
102,085 J & J Snack Foods Corp. ......... 7,809,502
159,090 Jackson Financial, Inc. - Class A .... 19,453,525
561,993 JBG SMITH Properties REIT ..... 7,896,002
113,500 JBT Marel Corp. ............... 15,716,345
100,361 John Wiley & Sons, Inc. - Class A .. 5,238,844
38,200 Kadant, Inc. .................. 11,746,500
50,868 Kaiser Aluminum Corp. .......... 8,122,602
175,200 Kemper Corp. ................. 4,972,176
111,368 Kennametal, Inc. ............... 3,783,171
143,853 Keros Therapeutics, Inc.(a) ........ 1,448,600
135,121 Keysight Technologies, Inc.(a) ..... 43,114,409
104,001 Kforce, Inc. ................... 5,904,137
194,300 Kilroy Realty Corp. REIT ........ 7,542,726
158,321 Knowles Corp.(a) .............. 5,792,965
208,001 Kohl's Corp. .................. 3,981,139
102,852 Kontoor Brands, Inc. ............ 8,612,826
45,836 Korn Ferry ................... 3,770,928
20,067 Krystal Biotech, Inc.(a) .......... 6,845,255
135,902 Labcorp Holdings, Inc. .......... 42,020,898
149,047 Laureate Education, Inc.(a) ....... 5,709,991
93,675 LeMaitre Vascular, Inc. .......... 9,491,151
424,938 Leonardo DRS, Inc. ............ 19,568,395
142,267 Levi Strauss & Co. - Class A ...... 3,488,387
369,590 Liberty Latin America Ltd. - Class
C(a) .................... 2,982,591
98,444 Life Time Group Holdings, Inc.(a) .. 4,439,824
68,596 Ligand Pharmaceuticals, Inc.(a) .... 19,724,094
49,065 Limbach Holdings, Inc.(a) ........ 3,517,961
246,324 Lincoln National Corp. .......... 11,234,838
12,038 Littelfuse, Inc. ................. 5,322,361
165,472 Live Nation Entertainment, Inc.(a) .. 28,813,639
122,000 LKQ Corp. ................... 2,738,900
597,802 Lumen Technologies, Inc.(a) ...... 3,813,977
24,037 M/I Homes, Inc.(a) ............. 3,512,527
283,765 Macerich Co. (The) REIT ........ 7,332,488
100,375 MACOM Technology Solutions
Holdings, Inc.(a) ........... 25,238,290
58,470 Madison Square Garden
Entertainment Corp.(a) ...... 4,517,392
15,182 Madison Square Garden Sports Corp.
(a) ...................... 5,976,850
870,210 Magnolia Oil & Gas Corp. - Class A 22,373,099
194,290 Mama's Creations, Inc.(a) ........ 3,580,765
111,444 Manhattan Associates, Inc.(a) ...... 21,325,924
230,378 Marten Transport Ltd. ........... 3,407,291
43,914 MasTec, Inc.(a) ................ 11,553,773
116,650 Matador Resources Co. .......... 5,819,669
74,113 Match Group, Inc. .............. 2,920,793
28,470 Materion Corp. ................ 6,002,615
57,030 Matson, Inc. .................. 11,553,708
283,462 MDU Resources Group, Inc. ...... 5,655,067
53,010 Medpace Holdings, Inc.(a) ........ 30,592,601

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
237,967 Mercury Systems, Inc.(a) ......... $ 23,106,596
65,625 Merit Medical Systems, Inc.(a) ..... 5,578,781
55,026 Meritage Homes Corp. .......... 3,862,825
196,556 Mirion Technologies, Inc.(a) ...... 2,944,409
114,417 Mitek Systems, Inc.(a) ........... 1,910,764
32,745 MKS, Inc. .................... 9,740,000
44,475 Modine Manufacturing Co.(a) ..... 8,942,143
79,005 Moelis & Co. - Class A .......... 5,299,655
35,200 Mohawk Industries, Inc.(a) ....... 4,333,120
38,300 Molina Healthcare, Inc.(a) ........ 7,492,246
178,319 Monro, Inc. .................. 2,184,408
22,511 Moog, Inc. - Class A ............ 8,775,913
43,025 MSA Safety, Inc. ............... 8,186,367
181,090 Mueller Industries, Inc. .......... 12,026,187
255,039 Mueller Water Products, Inc. - Class A 6,437,184
194,420 Murphy Oil Corp. .............. 7,726,251
38,102 Murphy USA, Inc. .............. 23,156,872
17,849 MYR Group, Inc.(a) ............ 5,947,644
160,209 Napco Security Technologies, Inc. .. 5,940,550
352,974 Nasdaq, Inc. .................. 33,246,621
143,586 National Bank Holdings Corp. - Class
A ...................... 6,201,479
38,283 National Fuel Gas Co. ........... 3,151,074
23,298 National HealthCare Corp. ....... 5,266,047
107,428 National Vision Holdings, Inc.(a) ... 2,367,713
862,204 Neogen Corp.(a) ............... 10,380,936
113,283 NetScout Systems, Inc.(a) ........ 4,607,220
397,247 NETSTREIT Corp. REIT ........ 8,520,948
35,010 Nextpower, Inc. - Class A(a) ....... 3,146,349
24,278 Nicolet Bankshares, Inc. .......... 4,149,596
144,110 Noble Corp. Plc ............... 6,110,264
67,227 Northwest Natural Holding Co. .... 3,288,745
91,950 Novanta, Inc.(a) ............... 13,107,473
80,465 NRG Energy, Inc. .............. 10,805,645
86,459 Oceaneering International, Inc.(a) .. 4,217,470
297,880 OceanFirst Financial Corp. ....... 5,752,063
391,180 Old National Bancorp ........... 10,421,035
56,077 ON Semiconductor Corp.(a) ...... 4,576,444
71,689 Onto Innovation, Inc.(a) ......... 18,537,342
250,796 Openlane, Inc.(a) .............. 9,971,649
11,898 OSI Systems, Inc.(a) ............ 2,634,098
184,880 Outfront Media, Inc. REIT ....... 5,892,126
38,815 Palomar Holdings, Inc.(a) ........ 5,193,059
75,614 Papa John's International, Inc. ..... 2,260,859
204,319 Par Pacific Holdings, Inc.(a) ....... 17,577,564
19,472 Park National Corp. ............ 4,053,097
99,014 Patrick Industries, Inc. ........... 8,173,606
318,900 Patterson-UTI Energy, Inc. ....... 3,342,072
145,955 Pediatrix Medical Group, Inc.(a) ... 3,869,267
141,941 Penguin Solutions, Inc.(a) ........ 7,470,355
449,057 Perimeter Solutions, Inc.(a) ....... 13,745,635
80,908 Phibro Animal Health Corp. - Class A 2,939,388
187,991 Phillips Edison & Co., Inc. REIT ... 7,987,738
Shares Value
UNITED STATES (continued)
152,343 Phinia, Inc. ................... $ 11,210,921
120,559 Photronics, Inc.(a) .............. 3,651,732
32,003 Pinnacle Financial Partners, Inc. .... 3,367,676
57,619 Piper Sandler Cos. .............. 4,367,520
309,716 Pitney Bowes, Inc. .............. 5,429,321
81,845 Planet Fitness, Inc. - Class A(a) .... 4,575,954
23,498 Plexus Corp.(a) ................ 5,905,987
69,626 Polaris, Inc. ................... 4,670,512
33,600 Powell Industries, Inc. ........... 7,011,648
99,974 Power Integrations, Inc. .......... 6,069,422
185,666 Prestige Consumer Healthcare, Inc.(a) 9,324,147
35,951 PriceSmart, Inc. ................ 6,971,258
12,250 Primerica, Inc. ................. 3,919,510
32,200 Primoris Services Corp. .......... 2,718,002
93,349 Progress Software Corp.(a) ........ 3,789,036
49,762 Protagonist Therapeutics, Inc.(a) ... 6,799,480
84,600 PTC Therapeutics, Inc.(a) ........ 5,753,646
185,556 Q2 Holdings, Inc.(a) ............ 11,294,794
36,364 QCR Holdings, Inc. ............ 3,743,674
211,989 QuinStreet, Inc.(a) ............. 3,285,829
123,277 Radian Group, Inc. ............. 4,806,570
119,953 RadNet, Inc.(a) ................ 7,650,602
134,430 Ralliant Corp. ................. 8,787,689
204,403 Rambus, Inc.(a) ................ 18,606,805
60,883 RBC Bearings, Inc.(a) ........... 33,565,407
81,494 Red Rock Resorts, Inc. - Class A .... 5,251,473
110,736 Reddit, Inc. - Class A(a) .......... 15,577,233
958,700 Redwood Trust, Inc. REIT ........ 4,381,259
20,807 Regal Rexnord Corp. ............ 4,270,221
98,099 Renasant Corp. ................ 4,274,173
31,354 Revvity, Inc. .................. 3,527,952
95,034 REX American Resources Corp.(a) .. 4,090,263
365,365 Robert Half, Inc. ............... 13,810,797
351,627 Rollins, Inc. .................. 13,351,277
56,404 Rush Enterprises, Inc. - Class A .... 4,500,475
69,620 Ryman Hospitality Properties, Inc.
REIT ................... 9,304,713
75,836 S&T Bancorp, Inc. ............. 3,954,847
103,240 Saia, Inc.(a) ................... 35,889,321
199,688 Sally Beauty Holdings, Inc.(a) ..... 2,989,329
60,084 Sanmina Corp.(a) .............. 11,149,187
119,581 Schneider National, Inc. - Class B .. 4,273,825
112,338 Scholastic Corp. ............... 4,566,540
707 Seaboard Corp. ................ 3,120,175
86,140 Semtech Corp.(a) .............. 10,149,015
90,033 Sensata Technologies Holding Plc ... 4,167,628
123,860 Sensient Technologies Corp. ....... 15,317,766
67,754 Signet Jewelers Ltd. ............. 6,294,347
49,145 Simpson Manufacturing Co., Inc. .. 9,226,482
5,903 SiTime Corp.(a) ............... 3,159,286
32,302 SkyWest, Inc.(a) ............... 3,455,345
247,454 SLM Corp. ................... 6,432,567
366,501 SM Energy Co. ................ 11,918,613

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
54,976 Solaris Energy Infrastructure, Inc. ... $ 2,826,316
161,647 Sonos, Inc.(a) ................. 2,369,745
77,235 SOUTHSTATE BANK Corp. ..... 8,116,626
38,714 Southwest Gas Holdings, Inc. ..... 3,461,032
25,547 Sphere Entertainment Co.(a) ...... 3,659,608
37,692 Spire, Inc. .................... 3,010,083
119,490 SPS Commerce, Inc.(a) .......... 8,769,371
38,850 SPX Technologies, Inc.(a) ........ 8,532,237
52,175 St Joe Co. (The) ................ 3,247,372
274,928 STAG Industrial, Inc. REIT ....... 10,518,745
1,143,731 StandardAero, Inc.(a) ............ 33,522,756
143,360 Stepan Co. ................... 9,195,110
56,700 StepStone Group, Inc. - Class A .... 2,486,862
192,908 STERIS Plc ................... 44,060,187
336,607 StoneX Group, Inc.(a) ........... 25,773,998
39,580 Strategic Education, Inc. ......... 3,245,560
108,062 Stride, Inc.(a) ................. 8,676,298
44,150 Teleflex, Inc. .................. 6,035,746
87,497 Telephone and Data Systems, Inc. .. 2,938,149
105,241 Teradata Corp.(a) .............. 3,261,419
363,987 Terreno Realty Corp. REIT ....... 26,079,669
91,795 Tetra Tech, Inc. ................ 3,043,922
121,972 Texas Capital Bancshares, Inc. ..... 12,056,932
215,433 Texas Roadhouse, Inc. ........... 44,258,556
131,112 TG Therapeutics, Inc.(a) ......... 6,821,757
87,411 Tidewater, Inc.(a) .............. 6,561,070
303,635 Tradeweb Markets, Inc. - Class A ... 30,515,317
45,525 TransMedics Group, Inc.(a) ....... 3,483,118
91,686 TriMas Corp. ................. 3,661,022
203,895 TripAdvisor, Inc.(a) ............. 2,888,173
78,908 Trustmark Corp. ............... 3,744,185
90,830 TTM Technologies, Inc.(a) ....... 10,485,415
88,744 UDR, Inc. REIT ............... 3,386,471
14,744 UFP Technologies, Inc.(a) ........ 3,756,476
352,723 UL Solutions, Inc. - Class A ....... 32,323,536
77,145 UMB Financial Corp. ........... 11,242,341
102,975 United Community Banks, Inc. .... 3,649,434
478,696 Uniti Group, Inc.(a) ............ 4,652,925
40,280 Urban Outfitters, Inc.(a) ......... 2,987,970
478,270 US Foods Holding Corp.(a) ....... 48,109,180
84,621 Valaris Ltd.(a) ................. 6,701,137
270,258 Valley National Bancorp ......... 3,861,987
147,362 Vestis Corp.(a) ................. 2,130,855
147,646 Viasat, Inc.(a) ................. 11,358,407
276,779 Viatris, Inc. ................... 4,860,239
230,366 Viavi Solutions, Inc.(a) .......... 8,512,024
31,190 Vicor Corp.(a) ................. 6,467,870
94,063 Victoria's Secret & Co.(a) ........ 8,341,507
87,490 Virtu Financial, Inc. - Class A ..... 5,138,288
42,700 Virtus Investment Partners, Inc. .... 6,804,245
34,975 Vita Coco Co., Inc. (The)(a) ...... 2,306,251
211,290 Vontier Corp. ................. 6,788,748
115,430 Voya Financial, Inc. ............. 11,477,205
Shares Value
UNITED STATES (continued)
190,209 WaFd, Inc. ................... $ 6,993,985
143,129 Warby Parker, Inc. - Class A(a) ..... 3,820,113
42,538 Warrior Met Coal, Inc. .......... 3,377,943
24,322 WD-40 Co. .................. 5,524,499
379,554 Wendy's Co. (The) ............. 2,793,517
121,900 Werner Enterprises, Inc. .......... 4,561,498
760,129 Western Union Co. (The) ........ 4,834,420
20,642 WEX, Inc.(a) ................. 3,859,228
358,064 WillScot Holdings Corp. ......... 8,693,794
17,195 Wingstop, Inc. ................ 2,226,581
16,734 Winmark Corp. ................ 5,580,789
238,198 WisdomTree, Inc. .............. 4,613,895
100,979 Wolverine World Wide, Inc. ...... 1,987,267
55,415 Worthington Enterprises, Inc. ..... 3,114,877
126,906 WSFS Financial Corp. ........... 10,177,861
103,549 Yelp, Inc.(a) ................... 2,736,800
168,615 Ziff Davis, Inc.(a) .............. 8,950,084
188,731 Zurn Elkay Water Solutions Corp. .. 9,532,803
3,645,329,143
Total Common Stocks
(Cost $6,921,412,869)
8,668,588,267
PREFERRED STOCKS — 0.0%
UNITED STATES — 0.0%
36,959 Liberty Latin America Ltd., Series A,
9.00% ................... 748,050
Total Preferred Stocks
(Cost $985,111)
748,050
RIGHTS/WARRANTS — 0.0%
MALAYSIA — 0.0%
1,083,690 Top Glove Corp. Bhd, Warrants,
Expire 12/31/30(a) ......... 37,126
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(d)(e) ........... 0
Total Rights/Warrants
(Cost $0)
37,126
EXCHANGE-TRADED FUNDS
(f)
— 4.9%
36,917 First Trust NYSE Arca Biotechnology
Index Fund ............... 9,046,880
70,948 iShares Core S&P Small-Cap ETF .. 10,320,096
626,401 State Street SPDR S&P Biotech ETF 92,087,211
140,092 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 24,852,321
440,677 State Street SPDR S&P Regional
Banking ETF .............. 33,517,893
571,403 State Street Utilities Select Sector
SPDR ETF ............... 25,341,723

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
2,673,565 VanEck Junior Gold Miners ETF ... $ 255,031,365
Total Exchange-Traded Funds
(Cost $236,379,925)
450,197,489
INVESTMENT COMPANY — 0.4%
40,281,055 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.62%(g) 40,281,055
Total Investment Company
(Cost $40,281,055)
40,281,055
Principal
Amount
CASH SWEEP — 0.9%
$ 82,495,615 Citibank - U.S. Dollars on Deposit in
Custody Account, 0.35%(g) ... 82,495,615
Total Cash Sweep
(Cost $82,495,615)
82,495,615
TOTAL INVESTMENTS — 99.9%
(Cost $7,281,554,575)
$ 9,242,347,602
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
9,506,271
NET ASSETS — 100.0%
$ 9,251,853,873
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,201,056 which is 0.05% of net assets and the cost is $60,660,865.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of July 31, 2026.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt